UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03826
AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Comstock Fund
Class A: ACSTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class A)	$41	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Fund
Class C: ACSYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class C)	$78	1.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Fund
Class R: ACSRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R)	$54	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Fund
Class Y: ACSDX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class Y)	$28	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Fund
Class R5: ACSHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R5)	$26	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Fund
Class R6: ICSFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R6)	$23	0.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class A: CGRWX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class A)	$48	0.92%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class C: CGRCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class C)	$87	1.68%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class R: CGRNX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R)	$61	1.18%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class Y: CGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class Y)	$35	0.68%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class R5: IOVVX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R5)	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Comstock Select Fund
Class R6: OGRIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R6)	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class A: IAUTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class A)	$48	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class C: IUTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class C)	$88	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class R: IRTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R)	$62	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class Y: IAUYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class Y)	$36	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Investor Class: FSTUX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Investor Class)	$49	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class R5: FSIUX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R5)	$35	0.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend Income Fund
Class R6: IFUTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R6)	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Class A: IENAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class A)	$61	1.23%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Class C: IEFCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class C)	$98	1.98%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Class Y: IENYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class Y)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Investor Class: FSTEX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Investor Class)	$61	1.23%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Class R5: IENIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R5)	$44	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Fund
Class R6: IENSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R6)	$40	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class A: OPGSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class A)	$60	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class C: OGMCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class C)	$102	1.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class R: OGMNX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R)	$74	1.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class Y: OGMYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class Y)	$46	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class R5: IOGYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R5)	$42	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Gold & Special Minerals Fund
Class R6: OGMIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R6)	$38	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Value Fund
Class A: VSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class A)	$56	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Value Fund
Class C: VSMCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class C)	$95	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Value Fund
Class R: VSRAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R)	$69	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Value Fund
Class Y: VSMIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class Y)	$43	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Value Fund
Class R6: SMVSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R6)	$35	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Class A: ITYAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class A)	$55	1.02%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Class C: ITHCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class C)	$95	1.76%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Class Y: ITYYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class Y)	$42	0.77%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Investor Class: FTCHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Investor Class)	$50	0.92%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Class R5: FTPIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R5)	$40	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Technology Fund
Class R6: FTPSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R6)	$36	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class A: VVOAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class A)	$55	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class C: VVOCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class C)	$94	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class R: VVORX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R)	$68	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class Y: VVOIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class Y)	$41	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class R5: VVONX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R5)	$40	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Value Opportunities Fund
Class R6: VVOSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R6)	$35	0.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Comstock Fund
Nasdaq:
A: ACSTX ■ C: ACSYX ■ R: ACSRX ■ Y: ACSDX ■ R5: ACSHX ■ R6: ICSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.47%
Aerospace & Defense–2.16%
General Electric Co.	846,292	$145,376,040
Textron, Inc.	1,397,916	112,420,404
		257,796,444
Air Freight & Logistics–1.79%
FedEx Corp.	777,942	213,039,417
Asset Management & Custody Banks–1.73%
State Street Corp.	2,218,395	205,867,056
Brewers–0.67%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,346,037	79,808,371
Broadline Retail–0.92%
eBay, Inc.	1,909,920	109,839,499
Building Products–1.80%
Johnson Controls International PLC	2,846,421	215,047,106
Cable & Satellite–2.27%
Charter Communications, Inc., Class A(b)(c)	456,609	149,589,674
Comcast Corp., Class A	2,774,189	121,148,834
		270,738,508
Casinos & Gaming–1.36%
Las Vegas Sands Corp.	3,121,606	161,855,271
Communications Equipment–2.87%
Cisco Systems, Inc.	4,465,652	244,583,760
F5, Inc.(b)	416,131	97,324,718
		341,908,478
Construction Machinery & Heavy Transportation Equipment– 2.59%
Caterpillar, Inc.	417,212	156,955,154
Wabtec Corp.	807,910	151,870,922
		308,826,076
Diversified Banks–9.55%
Bank of America Corp.(c)	8,246,764	344,879,671
Citigroup, Inc.	2,748,273	176,356,678
Fifth Third Bancorp	4,355,673	190,255,797
Wells Fargo & Co.	6,558,910	425,804,437
		1,137,296,583
Electrical Components & Equipment–2.88%
Eaton Corp. PLC	493,181	163,528,956
Emerson Electric Co.	1,654,534	179,136,396
		342,665,352
Fertilizers & Agricultural Chemicals–2.24%
CF Industries Holdings, Inc.	1,491,627	122,656,488
Corteva, Inc.	2,364,587	144,050,640
		266,707,128
Shares		Value
Food Distributors–1.73%
Sysco Corp.	2,751,434	$206,219,978
Health Care Distributors–0.91%
Henry Schein, Inc.(b)(c)	1,539,664	108,130,603
Health Care Equipment–3.16%
Baxter International, Inc.	1,645,794	58,754,846
Becton, Dickinson and Co.	578,166	135,053,796
GE HealthCare Technologies, Inc.	697,244	60,904,263
Medtronic PLC	1,367,978	122,092,037
		376,804,942
Health Care Services–1.34%
CVS Health Corp.	2,830,177	159,791,793
Health Care Supplies–0.28%
DENTSPLY SIRONA, Inc.(c)	1,439,347	33,349,670
Household Products–2.75%
Kimberly-Clark Corp.	1,242,768	166,754,610
Reckitt Benckiser Group PLC (United Kingdom)	2,646,588	160,552,734
		327,307,344
Integrated Oil & Gas–4.97%
Chevron Corp.	1,460,215	217,309,196
Exxon Mobil Corp.	1,310,283	153,014,849
Suncor Energy, Inc. (Canada)	5,868,676	221,659,893
		591,983,938
Interactive Media & Services–4.04%
Alphabet, Inc., Class A	1,426,531	244,093,719
Meta Platforms, Inc., Class A	418,453	237,505,554
		481,599,273
Investment Banking & Brokerage–2.06%
Goldman Sachs Group, Inc. (The)	294,790	152,639,314
Morgan Stanley	800,758	93,088,118
		245,727,432
IT Consulting & Other Services–1.96%
Cognizant Technology Solutions Corp., Class A	1,853,582	138,258,681
DXC Technology Co.(b)	4,807,122	95,469,443
		233,728,124
Life & Health Insurance–0.98%
MetLife, Inc.	1,488,545	116,731,699
Managed Health Care–2.48%
Elevance Health, Inc.	508,660	206,393,881
Humana, Inc.(c)	345,061	88,967,078
		295,360,959
Movies & Entertainment–1.62%
Walt Disney Co. (The)	1,415,442	136,165,520
Warner Bros. Discovery, Inc.(b)	6,982,177	56,765,099
		192,930,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Comstock Fund

Shares		Value
Multi-line Insurance–1.56%
American International Group, Inc.	2,457,118	$186,446,114
Multi-Utilities–2.74%
Dominion Energy, Inc.	2,994,355	178,253,953
Sempra(c)	1,770,938	147,643,101
		325,897,054
Oil & Gas Equipment & Services–0.51%
Tenaris S.A.	3,679,087	60,614,690
Oil & Gas Exploration & Production–2.63%
ConocoPhillips	732,886	80,280,332
EQT Corp.	1,703,839	62,258,277
Hess Corp.	587,548	79,013,455
Marathon Oil Corp.	3,323,005	92,047,239
		313,599,303
Oil & Gas Storage & Transportation–0.99%
Cheniere Energy, Inc.	614,342	117,572,772
Packaged Foods & Meats–0.86%
Kraft Heinz Co. (The)	2,315,814	77,487,137
Tyson Foods, Inc., Class A	416,380	24,395,704
		101,882,841
Paper & Plastic Packaging Products & Materials–0.95%
International Paper Co.(c)	2,029,605	112,724,262
Pharmaceuticals–6.31%
AstraZeneca PLC (United Kingdom)	881,628	125,450,010
Bristol-Myers Squibb Co.	1,581,839	88,219,161
Johnson & Johnson	1,244,112	198,883,744
Merck & Co., Inc.	1,269,647	129,910,281
Sanofi S.A., ADR	3,959,586	209,382,908
		751,846,104
Property & Casualty Insurance–1.00%
Allstate Corp. (The)	639,001	119,186,466
Regional Banks–4.48%
Citizens Financial Group, Inc.	4,529,949	190,801,453
Huntington Bancshares, Inc.	11,757,958	183,306,565
M&T Bank Corp.	822,361	160,097,240
		534,205,258
Restaurants–1.39%
Starbucks Corp.(c)	1,696,527	165,750,688
Semiconductors–2.99%
Intel Corp.(c)	3,998,974	86,057,920
NXP Semiconductors N.V. (China)	706,095	165,579,278
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	640,819	$104,306,109
		355,943,307
Soft Drinks & Non-alcoholic Beverages–2.08%
Coca-Cola Co. (The)	1,376,154	89,876,618
Keurig Dr Pepper, Inc.	4,808,375	158,435,956
		248,312,574
Systems Software–2.47%
Microsoft Corp.	725,599	294,847,154
Telecom Tower REITs–0.41%
SBA Communications Corp., Class A	212,913	48,857,146
Tobacco–2.12%
Philip Morris International, Inc.	1,901,154	252,283,136
Wireless Telecommunication Services–0.87%
T-Mobile US, Inc.	462,061	103,113,533
Total Common Stocks & Other Equity Interests (Cost $7,430,670,502)		11,374,144,065
Money Market Funds–4.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	189,547,672	189,547,672
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	351,652,952	351,652,952
Total Money Market Funds (Cost $541,200,624)		541,200,624
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $7,971,871,126)		11,915,344,689
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.31%
Invesco Private Government Fund, 4.84%(d)(e)(f)	43,051,910	43,051,910
Invesco Private Prime Fund, 4.99%(d)(e)(f)	112,338,073	112,371,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $155,424,413)		155,423,684
TOTAL INVESTMENTS IN SECURITIES–101.32% (Cost $8,127,295,539)		12,070,768,373
OTHER ASSETS LESS LIABILITIES—(1.32)%		(157,022,132)
NET ASSETS–100.00%		$11,913,746,241
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,012,256	$310,867,018	$(301,331,602)	$-	$-	$189,547,672	$4,939,450
Invesco Liquid Assets Portfolio, Institutional Class	128,215,751	79,934,192	(208,150,222)	(1,724)	2,003	-	1,526,315
Invesco Treasury Portfolio, Institutional Class	205,728,292	609,610,479	(463,685,819)	-	-	351,652,952	7,648,115
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,428,191	674,859,600	(668,235,881)	-	-	43,051,910	1,503,069*
Invesco Private Prime Fund	87,973,584	1,549,819,998	(1,525,402,174)	4,145	(23,779)	112,371,774	4,161,316*
Total	$638,358,074	$3,225,091,287	$(3,166,805,698)	$2,421	$(21,776)	$696,624,308	$19,778,265

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/12/2024	Deutsche Bank AG	CAD	10,775,628	USD	7,887,482	$145,519
11/12/2024	Deutsche Bank AG	USD	3,808,619	GBP	2,954,221	662
11/12/2024	J.P. Morgan Chase Bank, N.A.	CAD	3,217,815	USD	2,331,698	19,796
11/12/2024	Royal Bank of Canada	CAD	157,183,399	USD	115,847,167	2,915,645
11/12/2024	Royal Bank of Canada	EUR	152,236,558	USD	167,248,909	1,596,981
11/12/2024	Royal Bank of Canada	GBP	117,682,232	USD	154,352,789	2,608,995
Subtotal—Appreciation						7,287,598
Currency Risk
11/12/2024	Canadian Imperial Bank of Commerce	USD	6,373,070	CAD	8,762,582	(77,420)
11/12/2024	Deutsche Bank AG	EUR	3,831,501	USD	4,145,125	(24,015)
11/12/2024	Deutsche Bank AG	USD	3,283,329	CAD	4,494,830	(53,930)
11/12/2024	Deutsche Bank AG	USD	3,053,816	GBP	2,354,833	(17,407)
11/12/2024	Goldman Sachs International	EUR	5,130,461	USD	5,550,317	(32,250)
Subtotal—Depreciation						(205,022)
Total Forward Foreign Currency Contracts						$7,082,576

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Comstock Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $7,430,670,502)*	$11,374,144,065
Investments in affiliated money market funds, at value (Cost $696,625,037)	696,624,308
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	7,287,598
Foreign currencies, at value (Cost $1,518)	1,519
Receivable for:
Investments sold	20,707,553
Fund shares sold	4,090,136
Dividends	9,071,483
Investment for trustee deferred compensation and retirement plans	858,269
Other assets	215,885
Total assets	12,113,000,816
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	205,022
Payable for:
Investments purchased	27,880,424
Dividends	190
Fund shares reacquired	9,540,896
Collateral upon return of securities loaned	155,424,413
Accrued fees to affiliates	4,849,961
Accrued trustees’ and officers’ fees and benefits	7,878
Accrued other operating expenses	415,075
Trustee deferred compensation and retirement plans	930,716
Total liabilities	199,254,575
Net assets applicable to shares outstanding	$11,913,746,241
Net assets consist of:
Shares of beneficial interest	$7,072,671,105
Distributable earnings	4,841,075,136
$11,913,746,241
Net Assets:
Class A	$6,814,750,995
Class C	$100,055,778
Class R	$143,805,730
Class Y	$2,490,318,571
Class R5	$420,414,228
Class R6	$1,944,400,939
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	219,799,548
Class C	3,224,649
Class R	4,636,415
Class Y	80,336,712
Class R5	13,578,451
Class R6	62,833,311
Class A:
Net asset value per share	$31.00
Maximum offering price per share (Net asset value of $31.00 ÷ 94.50%)	$32.80
Class C:
Net asset value and offering price per share	$31.03
Class R:
Net asset value and offering price per share	$31.02
Class Y:
Net asset value and offering price per share	$31.00
Class R5:
Net asset value and offering price per share	$30.96
Class R6:
Net asset value and offering price per share	$30.95

*	At October 31, 2024, securities with an aggregate value of $163,688,008 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Comstock Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $2,054,042)	$134,243,544
Dividends from affiliated money market funds (includes net securities lending income of $226,495)	14,340,375
Total investment income	148,583,919
Expenses:
Advisory fees	22,021,653
Administrative services fees	832,214
Custodian fees	76,353
Distribution fees:
Class A	8,406,556
Class C	482,855
Class R	359,166
Transfer agent fees — A, C, R and Y	6,563,744
Transfer agent fees — R5	208,578
Transfer agent fees — R6	270,699
Trustees’ and officers’ fees and benefits	69,555
Registration and filing fees	123,109
Reports to shareholders	302,855
Professional services fees	94,646
Other	75,451
Total expenses	39,887,434
Less: Fees waived and/or expense offset arrangement(s)	(323,341)
Net expenses	39,564,093
Net investment income	109,019,826
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	486,660,546
Affiliated investment securities	(21,776)
Foreign currencies	145,603
Forward foreign currency contracts	(10,711,272)
476,073,101
Change in net unrealized appreciation of:
Unaffiliated investment securities	353,123,887
Affiliated investment securities	2,421
Foreign currencies	28,738
Forward foreign currency contracts	8,371,564
361,526,610
Net realized and unrealized gain	837,599,711
Net increase in net assets resulting from operations	$946,619,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Comstock Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$109,019,826	$191,869,617
Net realized gain	476,073,101	858,968,590
Change in net unrealized appreciation	361,526,610	610,129,032
Net increase in net assets resulting from operations	946,619,537	1,660,967,239
Distributions to shareholders from distributable earnings:
Class A	(51,314,271)	(501,274,753)
Class C	(387,423)	(7,051,805)
Class R	(913,913)	(10,314,743)
Class Y	(21,416,382)	(161,698,544)
Class R5	(3,765,447)	(32,180,601)
Class R6	(17,899,130)	(140,513,004)
Total distributions from distributable earnings	(95,696,566)	(853,033,450)
Share transactions–net:
Class A	(153,183,884)	(26,631,236)
Class C	(5,381,162)	(7,991,448)
Class R	(5,447,488)	(5,252,982)
Class Y	91,635,663	328,395,376
Class R5	(19,930,505)	(11,265,938)
Class R6	15,521,599	99,406,262
Net increase (decrease) in net assets resulting from share transactions	(76,785,777)	376,660,034
Net increase in net assets	774,137,194	1,184,593,823
Net assets:
Beginning of period	11,139,609,047	9,955,015,224
End of period	$11,913,746,241	$11,139,609,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Comstock Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$28.81	$0.27	$2.15	$2.42	$(0.23)	$—	$(0.23)	$31.00	8.43%	$6,814,751	0.79%(d)	0.79%(d)	1.75%(d)	12%
Year ended 04/30/24	26.71	0.48	3.92	4.40	(0.47)	(1.83)	(2.30)	28.81	17.20	6,478,639	0.81	0.81	1.75	18
Year ended 04/30/23	29.17	0.50	0.50	1.00	(0.52)	(2.94)	(3.46)	26.71	3.54	6,023,409	0.81	0.81	1.79	21
Year ended 04/30/22	29.09	0.46	2.19	2.65	(0.42)	(2.15)	(2.57)	29.17	9.29	6,077,682	0.80	0.80	1.52	20
Year ended 04/30/21	18.95	0.40	10.24	10.64	(0.50)	—	(0.50)	29.09	56.89	5,900,704	0.82	0.82	1.74	19
Year ended 04/30/20	25.18	0.51	(4.88)	(4.37)	(0.52)	(1.34)	(1.86)	18.95	(18.76)	4,512,553	0.82	0.83	2.16	30
Class C
Six months ended 10/31/24	28.82	0.16	2.17	2.33	(0.12)	—	(0.12)	31.03	8.09(e)	100,056	1.50(d)(e)	1.50(d)(e)	1.04(d)(e)	12
Year ended 04/30/24	26.74	0.28	3.91	4.19	(0.28)	(1.83)	(2.11)	28.82	16.30	98,087	1.56	1.56	1.00	18
Year ended 04/30/23	29.18	0.29	0.51	0.80	(0.30)	(2.94)	(3.24)	26.74	2.78	98,735	1.56	1.56	1.04	21
Year ended 04/30/22	29.10	0.23	2.19	2.42	(0.19)	(2.15)	(2.34)	29.18	8.46	93,877	1.55	1.55	0.77	20
Year ended 04/30/21	18.95	0.23	10.25	10.48	(0.33)	—	(0.33)	29.10	55.82(e)	91,597	1.56(e)	1.56(e)	1.00(e)	19
Year ended 04/30/20	25.16	0.35	(4.87)	(4.52)	(0.35)	(1.34)	(1.69)	18.95	(19.32)(e)	96,492	1.49(e)	1.50(e)	1.49(e)	30
Class R
Six months ended 10/31/24	28.82	0.23	2.16	2.39	(0.19)	—	(0.19)	31.02	8.33	143,806	1.04(d)	1.04(d)	1.50(d)	12
Year ended 04/30/24	26.72	0.41	3.92	4.33	(0.40)	(1.83)	(2.23)	28.82	16.91	138,767	1.06	1.06	1.50	18
Year ended 04/30/23	29.17	0.43	0.51	0.94	(0.45)	(2.94)	(3.39)	26.72	3.30	133,624	1.06	1.06	1.54	21
Year ended 04/30/22	29.09	0.39	2.18	2.57	(0.34)	(2.15)	(2.49)	29.17	9.01	133,669	1.05	1.05	1.27	20
Year ended 04/30/21	18.95	0.34	10.24	10.58	(0.44)	—	(0.44)	29.09	56.50	139,451	1.07	1.07	1.49	19
Year ended 04/30/20	25.17	0.45	(4.87)	(4.42)	(0.46)	(1.34)	(1.80)	18.95	(18.95)	133,186	1.07	1.08	1.91	30
Class Y
Six months ended 10/31/24	28.80	0.30	2.17	2.47	(0.27)	—	(0.27)	31.00	8.61	2,490,319	0.54(d)	0.54(d)	2.00(d)	12
Year ended 04/30/24	26.71	0.55	3.91	4.46	(0.54)	(1.83)	(2.37)	28.80	17.46	2,223,286	0.56	0.56	2.00	18
Year ended 04/30/23	29.17	0.57	0.50	1.07	(0.59)	(2.94)	(3.53)	26.71	3.81	1,744,439	0.56	0.56	2.04	21
Year ended 04/30/22	29.09	0.54	2.19	2.73	(0.50)	(2.15)	(2.65)	29.17	9.57	1,589,325	0.55	0.55	1.77	20
Year ended 04/30/21	18.95	0.45	10.25	10.70	(0.56)	—	(0.56)	29.09	57.28	1,511,312	0.57	0.57	1.99	19
Year ended 04/30/20	25.18	0.57	(4.88)	(4.31)	(0.58)	(1.34)	(1.92)	18.95	(18.54)	1,179,055	0.57	0.58	2.41	30
Class R5
Six months ended 10/31/24	28.77	0.31	2.15	2.46	(0.27)	—	(0.27)	30.96	8.60	420,414	0.50(d)	0.50(d)	2.04(d)	12
Year ended 04/30/24	26.68	0.56	3.91	4.47	(0.55)	(1.83)	(2.38)	28.77	17.52	409,991	0.52	0.52	2.04	18
Year ended 04/30/23	29.14	0.58	0.50	1.08	(0.60)	(2.94)	(3.54)	26.68	3.88	390,922	0.51	0.51	2.09	21
Year ended 04/30/22	29.06	0.55	2.19	2.74	(0.51)	(2.15)	(2.66)	29.14	9.63	408,406	0.50	0.50	1.82	20
Year ended 04/30/21	18.93	0.47	10.23	10.70	(0.57)	—	(0.57)	29.06	57.39	529,916	0.50	0.50	2.06	19
Year ended 04/30/20	25.16	0.58	(4.87)	(4.29)	(0.60)	(1.34)	(1.94)	18.93	(18.50)	440,298	0.50	0.51	2.48	30
Class R6
Six months ended 10/31/24	28.75	0.32	2.17	2.49	(0.29)	—	(0.29)	30.95	8.68	1,944,401	0.43(d)	0.43(d)	2.11(d)	12
Year ended 04/30/24	26.66	0.58	3.91	4.49	(0.57)	(1.83)	(2.40)	28.75	17.61	1,790,839	0.45	0.45	2.11	18
Year ended 04/30/23	29.13	0.60	0.49	1.09	(0.62)	(2.94)	(3.56)	26.66	3.91	1,563,887	0.44	0.44	2.16	21
Year ended 04/30/22	29.05	0.57	2.19	2.76	(0.53)	(2.15)	(2.68)	29.13	9.72	1,438,415	0.43	0.43	1.89	20
Year ended 04/30/21	18.92	0.48	10.24	10.72	(0.59)	—	(0.59)	29.05	57.56	1,538,111	0.42	0.42	2.14	19
Year ended 04/30/20	25.16	0.60	(4.88)	(4.28)	(0.62)	(1.34)	(1.96)	18.92	(18.46)	2,268,887	0.41	0.42	2.57	30

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%, 0.99% and 0.92% for the six months ended October 31, 2024 and for the years ended April 30, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Comstock Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Comstock Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10	Invesco Comstock Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $19,649 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.500%
Next $1 billion	0.450%
Next $1 billion	0.400%
Over $3 billion	0.350%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.38%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
11	Invesco Comstock Fund

For the six months ended October 31, 2024, the Adviser waived advisory fees of $286,295.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $419,784 in front-end sales commissions from the sale of Class A shares and $15,479 and $1,298 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $145,230 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,947,718,260	$426,425,805	$—	$11,374,144,065
Money Market Funds	541,200,624	155,423,684	—	696,624,308
Total Investments in Securities	11,488,918,884	581,849,489	—	12,070,768,373
Other Investments - Assets*
Forward Foreign Currency Contracts	—	7,287,598	—	7,287,598
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(205,022)	—	(205,022)
Total Other Investments	—	7,082,576	—	7,082,576
Total Investments	$11,488,918,884	$588,932,065	$—	$12,077,850,949

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
12	Invesco Comstock Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$7,287,598
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$7,287,598
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(205,022)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(205,022)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$−	$(77,420)	$(77,420)	$—	$—	$(77,420)
Deutsche Bank AG	146,181	(95,352)	50,829	—	—	50,829
Goldman Sachs International	−	(32,250)	(32,250)	—	—	(32,250)
J.P. Morgan Chase Bank, N.A.	19,796	−	19,796	—	—	19,796
Royal Bank of Canada	7,121,621	−	7,121,621	—	—	7,121,621
Total	$7,287,598	$(205,022)	$7,082,576	$—	$—	$7,082,576
Effect of Derivative Investments for the six months ended October 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(10,711,272)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	8,371,564
Total	$(2,339,708)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$420,293,982
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,046.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
13	Invesco Comstock Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $1,370,168,116 and $1,467,027,155, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,149,390,179
Aggregate unrealized (depreciation) of investments	(268,748,695)
Net unrealized appreciation of investments	$3,880,641,484
Cost of investments for tax purposes is $8,197,209,465.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	6,014,719	$180,738,376	13,033,988	$359,002,012
Class C	257,452	7,747,777	584,469	16,152,114
Class R	491,821	14,747,745	987,319	27,197,661
Class Y	10,711,674	319,984,565	25,999,838	719,905,490
Class R5	767,586	23,189,161	1,807,726	50,112,629
Class R6	6,638,940	198,423,298	16,338,716	451,109,353
Issued as reinvestment of dividends:
Class A	1,530,068	45,999,128	17,792,473	478,726,024
Class C	11,890	357,432	253,440	6,817,672
Class R	30,380	913,807	383,132	10,312,192
Class Y	581,162	17,476,493	5,248,828	141,256,921
Class R5	124,943	3,751,369	1,192,097	32,057,041
Class R6	571,993	17,161,575	5,120,356	137,608,632
Automatic conversion of Class C shares to Class A shares:
Class A	197,700	6,006,023	317,202	8,713,290
Class C	(197,649)	(6,006,023)	(316,916)	(8,713,290)
14	Invesco Comstock Fund

	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(12,834,534)	$(385,927,411)	(31,733,306)	$(873,072,562)
Class C	(249,948)	(7,480,348)	(810,133)	(22,247,944)
Class R	(700,821)	(21,109,040)	(1,555,431)	(42,762,835)
Class Y	(8,147,116)	(245,825,395)	(19,371,412)	(532,767,035)
Class R5	(1,565,802)	(46,871,035)	(3,401,326)	(93,435,608)
Class R6	(6,662,695)	(200,063,274)	(17,824,401)	(489,311,723)
Net increase (decrease) in share activity	(2,428,237)	$(76,785,777)	14,046,659	$376,660,034

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
15	Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).   The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board
16	Invesco Comstock Fund

also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and
17	Invesco Comstock Fund

corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Comstock Fund

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-COM-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Comstock Select Fund
Nasdaq:
A: CGRWX ■ C: CGRCX ■ R: CGRNX ■ Y: CGRYX ■ R5: IOVVX ■ R6: OGRIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.71%
Aerospace & Defense–2.84%
Textron, Inc.	275,715	$22,173,000
Air Freight & Logistics–3.75%
FedEx Corp.	106,968	29,293,187
Asset Management & Custody Banks–3.83%
State Street Corp.	322,228	29,902,759
Building Products–3.57%
Johnson Controls International PLC	368,677	27,853,547
Cable & Satellite–3.07%
Charter Communications, Inc., Class A(b)(c)	73,289	24,010,209
Casinos & Gaming–4.06%
Las Vegas Sands Corp.	611,494	31,705,964
Diversified Banks–16.15%
Bank of America Corp.	1,010,665	42,266,010
Citigroup, Inc.	669,258	42,946,286
Wells Fargo & Co.	629,799	40,886,551
		126,098,847
Electrical Components & Equipment–3.22%
Emerson Electric Co.	232,488	25,171,476
Food Distributors–3.55%
Sysco Corp.	370,112	27,739,894
Health Care Equipment–4.25%
Becton, Dickinson and Co.	142,223	33,221,871
Health Care Services–3.12%
CVS Health Corp.	431,978	24,389,478
Household Products–5.10%
Kimberly-Clark Corp.	135,537	18,186,355
Reckitt Benckiser Group PLC (United Kingdom)	356,602	21,632,920
		39,819,275
Integrated Oil & Gas–5.83%
Chevron Corp.	154,098	22,932,865
Suncor Energy, Inc. (Canada)	598,338	22,599,226
		45,532,091
Interactive Media & Services–3.51%
Alphabet, Inc., Class A	71,578	12,247,712
Meta Platforms, Inc., Class A	26,754	15,185,035
		27,432,747
IT Consulting & Other Services–1.47%
DXC Technology Co.(b)	576,990	11,459,021
Shares		Value
Managed Health Care–3.02%
Elevance Health, Inc.	58,037	$23,549,093
Oil & Gas Exploration & Production–3.53%
EQT Corp.	755,319	27,599,356
Packaged Foods & Meats–2.00%
Kraft Heinz Co. (The)	466,435	15,606,915
Pharmaceuticals–10.87%
Johnson & Johnson	198,936	31,801,909
Merck & Co., Inc.	145,246	14,861,571
Sanofi S.A., ADR	722,770	38,220,077
		84,883,557
Regional Banks–2.72%
Huntington Bancshares, Inc.	1,363,176	21,251,914
Semiconductors–5.19%
Intel Corp.	769,492	16,559,468
NXP Semiconductors N.V. (China)	102,099	23,942,215
		40,501,683
Systems Software–3.06%
Microsoft Corp.	58,714	23,858,434
Total Common Stocks & Other Equity Interests (Cost $673,845,431)		763,054,318
Money Market Funds–2.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	6,152,169	6,152,169
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	11,442,617	11,442,617
Total Money Market Funds (Cost $17,594,786)		17,594,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $691,440,217)		780,649,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.84%
Invesco Private Government Fund, 4.84%(d)(e)(f)	1,818,701	1,818,701
Invesco Private Prime Fund, 4.99%(d)(e)(f)	4,745,413	4,746,837
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,565,538)		6,565,538
TOTAL INVESTMENTS IN SECURITIES–100.80% (Cost $698,005,755)		787,214,642
OTHER ASSETS LESS LIABILITIES—(0.80)%		(6,232,408)
NET ASSETS–100.00%		$780,982,234

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,518,130	$24,528,291	$(22,894,252)	$-	$-	$6,152,169	$141,714
Invesco Liquid Assets Portfolio, Institutional Class	3,244,354	10,926,084	(14,170,481)	(1,670)	1,713	-	44,311
Invesco Treasury Portfolio, Institutional Class	5,163,577	40,381,619	(34,102,579)	-	-	11,442,617	219,665
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,579,145	143,024,568	(143,785,012)	-	-	1,818,701	176,767*
Invesco Private Prime Fund	6,565,464	327,192,520	(329,013,280)	232	1,901	4,746,837	465,542*
Total	$22,070,670	$546,053,082	$(543,965,604)	$(1,438)	$3,614	$24,160,324	$1,047,999

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Comstock Select Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $673,845,431)*	$763,054,318
Investments in affiliated money market funds, at value (Cost $24,160,324)	24,160,324
Cash	1,000,000
Foreign currencies, at value (Cost $151)	147
Receivable for:
Fund shares sold	286,940
Dividends	368,222
Investment for trustee deferred compensation and retirement plans	118,268
Other assets	57,676
Total assets	789,045,895
Liabilities:
Payable for:
Dividends	18
Fund shares reacquired	911,199
Collateral upon return of securities loaned	6,565,538
Accrued fees to affiliates	362,729
Accrued trustees’ and officers’ fees and benefits	70,771
Accrued other operating expenses	35,138
Trustee deferred compensation and retirement plans	118,268
Total liabilities	8,063,661
Net assets applicable to shares outstanding	$780,982,234
Net assets consist of:
Shares of beneficial interest	$584,260,924
Distributable earnings	196,721,310
$780,982,234
Net Assets:
Class A	$593,251,180
Class C	$27,609,046
Class R	$47,606,962
Class Y	$76,655,674
Class R5	$11,097
Class R6	$35,848,275
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,708,471
Class C	846,899
Class R	1,389,994
Class Y	2,076,022
Class R5	313
Class R6	974,313
Class A:
Net asset value per share	$35.51
Maximum offering price per share (Net asset value of $35.51 ÷ 94.50%)	$37.58
Class C:
Net asset value and offering price per share	$32.60
Class R:
Net asset value and offering price per share	$34.25
Class Y:
Net asset value and offering price per share	$36.92
Class R5:
Net asset value and offering price per share	$35.45
Class R6:
Net asset value and offering price per share	$36.79

*	At October 31, 2024, security with a value of $6,365,135 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Comstock Select Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $331,596)	$10,248,335
Dividends from affiliated money market funds (includes net securities lending income of $29,177)	434,867
Total investment income	10,683,202
Expenses:
Advisory fees	2,034,396
Administrative services fees	57,057
Custodian fees	2,806
Distribution fees:
Class A	722,587
Class C	143,125
Class R	119,771
Transfer agent fees — A, C, R and Y	508,164
Transfer agent fees — R5	2
Transfer agent fees — R6	5,000
Trustees’ and officers’ fees and benefits	23,620
Registration and filing fees	48,545
Reports to shareholders	24,744
Professional services fees	54,261
Other	11,979
Total expenses	3,756,057
Less: Fees waived and/or expense offset arrangement(s)	(27,530)
Net expenses	3,728,527
Net investment income	6,954,675
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	89,728,351
Affiliated investment securities	3,614
Foreign currencies	2,812
89,734,777
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(54,075,184)
Affiliated investment securities	(1,438)
(54,076,622)
Net realized and unrealized gain	35,658,155
Net increase in net assets resulting from operations	$42,612,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Comstock Select Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$6,954,675	$12,860,592
Net realized gain	89,734,777	24,995,662
Change in net unrealized appreciation (depreciation)	(54,076,622)	53,919,505
Net increase in net assets resulting from operations	42,612,830	91,775,759
Distributions to shareholders from distributable earnings:
Class A	(4,822,607)	(28,539,326)
Class C	(121,409)	(1,339,814)
Class R	(321,654)	(2,182,952)
Class Y	(794,865)	(4,471,286)
Class R5	(108)	(560)
Class R6	(353,967)	(1,529,873)
Total distributions from distributable earnings	(6,414,610)	(38,063,811)
Share transactions–net:
Class A	(21,744,848)	(1,022,744)
Class C	(2,054,229)	(4,230,255)
Class R	(1,081,339)	978,169
Class Y	(14,187,891)	13,186,360
Class R6	(866,396)	12,551,654
Net increase (decrease) in net assets resulting from share transactions	(39,934,703)	21,463,184
Net increase (decrease) in net assets	(3,736,483)	75,175,132
Net assets:
Beginning of period	784,718,717	709,543,585
End of period	$780,982,234	$784,718,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Comstock Select Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 10/31/24	$33.93	$0.31	$1.56	$1.87	$(0.29)	$—	$(0.29)	$35.51	5.51%(e)	$593,251	0.92%(e)(f)	0.93%(e)(f)	1.75%(e)(f)	49%
Year ended 04/30/24	31.62	0.56	3.43	3.99	(0.52)	(1.16)	(1.68)	33.93	13.00(e)	587,947	0.91(e)	0.93(e)	1.75(e)	104
Year ended 04/30/23	34.11	0.45	2.19	2.64	(0.45)	(4.68)	(5.13)	31.62	8.36(e)	548,500	1.01(e)	1.02(e)	1.37(e)	57
Year ended 04/30/22	33.66	0.40	1.87	2.27	(0.38)	(1.44)	(1.82)	34.11	6.88(e)	530,151	0.91(e)	0.92(e)	1.15(e)	54
Year ended 04/30/21	21.50	0.46	12.39	12.85	(0.69)	—	(0.69)	33.66	60.66(e)	546,503	0.93(e)	1.04(e)	1.75(e)	46
Six months ended 04/30/20	33.81	0.29	(5.00)	(4.71)	(0.29)	(7.31)	(7.60)	21.50	(19.00)	388,558	0.93(f)	0.97(f)	2.17(f)	11
Year ended 10/31/19	35.63	0.58	2.00	2.58	(0.56)	(3.84)	(4.40)	33.81	8.66	524,705	0.93	0.95	1.79	129
Class C
Six months ended 10/31/24	31.15	0.16	1.43	1.59	(0.14)	—	(0.14)	32.60	5.11	27,609	1.68(f)	1.69(f)	0.99(f)	49
Year ended 04/30/24	29.12	0.29	3.15	3.44	(0.25)	(1.16)	(1.41)	31.15	12.16	28,366	1.67	1.69	0.99	104
Year ended 04/30/23	31.76	0.18	2.04	2.22	(0.18)	(4.68)	(4.86)	29.12	7.51	30,601	1.77	1.78	0.61	57
Year ended 04/30/22	31.44	0.13	1.74	1.87	(0.11)	(1.44)	(1.55)	31.76	6.05	31,095	1.67	1.68	0.39	54
Year ended 04/30/21	20.08	0.24	11.58	11.82	(0.46)	—	(0.46)	31.44	59.49	30,455	1.68	1.80	1.00	46
Six months ended 04/30/20	32.01	0.18	(4.64)	(4.46)	(0.16)	(7.31)	(7.47)	20.08	(19.29)	27,325	1.68(f)	1.73(f)	1.41(f)	11
Year ended 10/31/19	33.95	0.32	1.89	2.21	(0.31)	(3.84)	(4.15)	32.01	7.86	40,759	1.68	1.69	1.03	129
Class R
Six months ended 10/31/24	32.73	0.25	1.50	1.75	(0.23)	—	(0.23)	34.25	5.36	47,607	1.18(f)	1.19(f)	1.49(f)	49
Year ended 04/30/24	30.54	0.46	3.31	3.77	(0.42)	(1.16)	(1.58)	32.73	12.71	46,540	1.17	1.19	1.49	104
Year ended 04/30/23	33.10	0.35	2.12	2.47	(0.35)	(4.68)	(5.03)	30.54	8.05	42,402	1.27	1.28	1.11	57
Year ended 04/30/22	32.70	0.30	1.82	2.12	(0.28)	(1.44)	(1.72)	33.10	6.62	39,500	1.17	1.18	0.89	54
Year ended 04/30/21	20.89	0.38	12.04	12.42	(0.61)	—	(0.61)	32.70	60.24	39,590	1.18	1.30	1.50	46
Six months ended 04/30/20	33.04	0.25	(4.85)	(4.60)	(0.24)	(7.31)	(7.55)	20.89	(19.11)	27,340	1.18(f)	1.23(f)	1.92(f)	11
Year ended 10/31/19	34.91	0.49	1.96	2.45	(0.48)	(3.84)	(4.32)	33.04	8.41	36,469	1.18	1.20	1.54	129
Class Y
Six months ended 10/31/24	35.28	0.36	1.62	1.98	(0.34)	—	(0.34)	36.92	5.63	76,656	0.68(f)	0.69(f)	1.99(f)	49
Year ended 04/30/24	32.83	0.67	3.56	4.23	(0.62)	(1.16)	(1.78)	35.28	13.27	86,777	0.67	0.69	1.99	104
Year ended 04/30/23	35.26	0.54	2.26	2.80	(0.55)	(4.68)	(5.23)	32.83	8.58	67,601	0.77	0.78	1.61	57
Year ended 04/30/22	34.75	0.50	1.93	2.43	(0.48)	(1.44)	(1.92)	35.26	7.13	50,894	0.67	0.68	1.39	54
Year ended 04/30/21	22.19	0.54	12.80	13.34	(0.78)	—	(0.78)	34.75	61.10	45,879	0.68	0.80	2.00	46
Six months ended 04/30/20	34.70	0.34	(5.21)	(4.87)	(0.33)	(7.31)	(7.64)	22.19	(18.95)	29,843	0.68(f)	0.73(f)	2.41(f)	11
Year ended 10/31/19	36.44	0.68	2.07	2.75	(0.65)	(3.84)	(4.49)	34.70	8.97	70,677	0.68	0.71	2.03	129
Class R5
Six months ended 10/31/24	33.87	0.37	1.56	1.93	(0.35)	—	(0.35)	35.45	5.70	11	0.59(f)	0.59(f)	2.08(f)	49
Year ended 04/30/24	31.56	0.67	3.43	4.10	(0.63)	(1.16)	(1.79)	33.87	13.39	11	0.58	0.59	2.08	104
Year ended 04/30/23	34.07	0.56	2.18	2.74	(0.57)	(4.68)	(5.25)	31.56	8.71	10	0.66	0.67	1.72	57
Year ended 04/30/22	33.62	0.52	1.87	2.39	(0.50)	(1.44)	(1.94)	34.07	7.24	11	0.57	0.58	1.49	54
Year ended 04/30/21	21.47	0.55	12.38	12.93	(0.78)	—	(0.78)	33.62	61.27	11	0.57	0.60	2.11	46
Six months ended 04/30/20	33.80	0.34	(5.02)	(4.68)	(0.34)	(7.31)	(7.65)	21.47	(18.88)	7	0.57(f)	0.57(f)	2.52(f)	11
Period ended 10/31/19(g)	31.94	0.31	1.93	2.24	(0.38)	—	(0.38)	33.80	7.03	11	0.57(f)	0.57(f)	2.15(f)	129
Class R6
Six months ended 10/31/24	35.16	0.38	1.61	1.99	(0.36)	—	(0.36)	36.79	5.67	35,848	0.59(f)	0.59(f)	2.08(f)	49
Year ended 04/30/24	32.72	0.70	3.55	4.25	(0.65)	(1.16)	(1.81)	35.16	13.39	35,077	0.58	0.59	2.08	104
Year ended 04/30/23	35.16	0.57	2.25	2.82	(0.58)	(4.68)	(5.26)	32.72	8.70	20,430	0.66	0.67	1.72	57
Year ended 04/30/22	34.65	0.54	1.93	2.47	(0.52)	(1.44)	(1.96)	35.16	7.26	9,729	0.55	0.58	1.51	54
Year ended 04/30/21	22.13	0.51	12.83	13.34	(0.82)	—	(0.82)	34.65	61.33	6,606	0.52	0.58	2.16	46
Six months ended 04/30/20	34.63	0.36	(5.19)	(4.83)	(0.36)	(7.31)	(7.67)	22.13	(18.88)	444,138	0.52(f)	0.54(f)	2.58(f)	11
Year ended 10/31/19	36.38	0.73	2.06	2.79	(0.70)	(3.84)	(4.54)	34.63	9.13	656,678	0.52	0.52	2.20	129

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended April 30, 2020 and for the years ended October 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2024 and the years ended April 30, 2024, 2023, 2022 and 2021.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Comstock Select Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8	Invesco Comstock Select Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9	Invesco Comstock Select Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $3,160 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $300 million	0.625%
Next $100 million	0.500%
Next $4.6 billion	0.450%
Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short
10	Invesco Comstock Select Fund

sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $8,140.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
For the six months ended October 31, 2024, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $39,884 in front-end sales commissions from the sale of Class A shares and $709 and $881 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $12,069 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$741,421,398	$21,632,920	$—	$763,054,318
Money Market Funds	17,594,786	6,565,538	—	24,160,324
Total Investments	$759,016,184	$28,198,458	$—	$787,214,642
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,390.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
11	Invesco Comstock Select Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $384,039,394 and $427,555,940, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$113,819,261
Aggregate unrealized (depreciation) of investments	(24,614,735)
Net unrealized appreciation of investments	$89,204,526
Cost of investments for tax purposes is $698,010,116.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	464,742	$16,295,835	1,973,469	$63,934,589
Class C	65,042	2,091,558	209,931	6,241,060
Class R	94,192	3,209,709	261,430	8,138,918
Class Y	165,234	6,026,131	1,693,027	57,004,372
Class R6	118,372	4,298,303	627,989	21,156,194
Issued as reinvestment of dividends:
Class A	129,570	4,545,960	865,161	27,639,392
Class C	3,731	120,209	45,400	1,328,726
Class R	9,493	321,340	70,707	2,177,932
Class Y	17,486	637,619	116,856	3,882,572
Class R6	9,227	335,506	44,509	1,475,449
Automatic conversion of Class C shares to Class A shares:
Class A	32,735	1,155,504	106,569	3,481,907
Class C	(35,661)	(1,155,504)	(115,906)	(3,481,907)
12	Invesco Comstock Select Fund

	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,247,781)	$(43,742,147)	(2,964,887)	$(96,078,632)
Class C	(96,799)	(3,110,492)	(279,557)	(8,318,134)
Class R	(135,668)	(4,612,388)	(298,524)	(9,338,681)
Class Y	(566,138)	(20,851,641)	(1,409,455)	(47,700,584)
Class R6	(150,966)	(5,500,205)	(299,209)	(10,079,989)
Net increase (decrease) in share activity	(1,123,189)	$(39,934,703)	647,510	$21,463,184

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco Comstock Select Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Select Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and above the performance of the Index for the three and five year periods.  The Board considered that the Fund was created in connection
14	Invesco Comstock Select Fund

with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board also considered that, in July 2022, it had approved a change in the Fund’s classification from “diversified” to “non-diversified” for purposes of the 1940 Act and that such change was subsequently approved by the Fund’s shareholders and went into effect in November 2022. The Board considered that as a non-diversified fund, the Fund can invest a greater percentage of its assets in a smaller number of issuers or any one issuer than a diversified fund and that it had discussed with management the potential benefits of such change on the Fund’s performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and
15	Invesco Comstock Select Fund

corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Comstock Select Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Comstock Select Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-VAL-NCSRS

Semiannual Report to Shareholders	October 31, 2024
Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ■ C: IUTCX ■ R: IRTCX ■ Y: IAUYX ■ Investor: FSTUX ■ R5: FSIUX ■ R6: IFUTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.44%
Aerospace & Defense–2.36%
Airbus SE (France)	246,034	$37,530,321
Northrop Grumman Corp.	98,239	50,005,616
		87,535,937
Application Software–1.31%
Salesforce, Inc.	167,283	48,741,248
Asset Management & Custody Banks–1.39%
Blackrock, Inc.	52,643	51,644,362
Biotechnology–1.61%
AbbVie, Inc.	292,740	59,680,904
Building Products–1.91%
Fortune Brands Innovations, Inc.	274,298	22,857,252
Johnson Controls International PLC	637,076	48,131,092
		70,988,344
Cable & Satellite–1.19%
Comcast Corp., Class A	1,011,866	44,188,188
Construction Materials–1.32%
CRH PLC	511,555	48,817,694
Consumer Staples Merchandise Retail–3.54%
Walmart, Inc.	1,600,590	131,168,350
Diversified Banks–6.99%
Fifth Third Bancorp	1,149,067	50,191,247
JPMorgan Chase & Co.	569,894	126,470,876
PNC Financial Services Group, Inc. (The)	439,784	82,798,134
		259,460,257
Diversified Metals & Mining–0.47%
Teck Resources Ltd., Class B (Canada)	370,757	17,236,493
Electric Utilities–2.59%
Entergy Corp.	335,914	51,992,769
PPL Corp.(b)	1,350,692	43,978,531
		95,971,300
Electrical Components & Equipment–2.45%
ABB Ltd. (Switzerland)	831,962	46,233,043
Emerson Electric Co.	413,137	44,730,343
		90,963,386
Electronic Manufacturing Services–0.56%
TE Connectivity PLC (Switzerland)	140,836	20,762,043
Financial Exchanges & Data–1.29%
CME Group, Inc., Class A	212,802	47,957,059
Food Distributors–1.47%
Sysco Corp.(b)	727,494	54,525,675
Health Care Equipment–3.33%
Becton, Dickinson and Co.	282,223	65,924,471
Shares		Value
Health Care Equipment–(continued)
Medtronic PLC	644,217	$57,496,367
		123,420,838
Home Improvement Retail–2.46%
Lowe’s Cos., Inc.	348,351	91,208,742
Household Products–0.92%
Colgate-Palmolive Co.	363,053	34,021,697
Industrial Machinery & Supplies & Components–2.03%
Parker-Hannifin Corp.	118,870	75,371,901
Industrial REITs–1.81%
Prologis, Inc.	595,991	67,311,224
Integrated Oil & Gas–3.57%
Chevron Corp.	565,989	84,230,483
Suncor Energy, Inc. (Canada)	1,275,817	48,187,608
		132,418,091
Integrated Telecommunication Services–3.08%
AT&T, Inc.	2,006,688	45,230,748
Deutsche Telekom AG (Germany)	2,282,431	69,005,904
		114,236,652
Investment Banking & Brokerage–3.93%
Charles Schwab Corp. (The)	678,195	48,036,552
Morgan Stanley	842,321	97,919,816
		145,956,368
IT Consulting & Other Services–1.66%
International Business Machines Corp.	297,984	61,599,252
Managed Health Care–2.88%
UnitedHealth Group, Inc.	189,546	106,998,717
Movies & Entertainment–1.67%
Walt Disney Co. (The)	645,043	62,053,137
Multi-Family Residential REITs–0.71%
Mid-America Apartment Communities, Inc.	173,002	26,182,123
Multi-line Insurance–2.17%
American International Group, Inc.	1,061,204	80,524,159
Multi-Utilities–2.69%
Public Service Enterprise Group, Inc.(b)	1,115,924	99,774,765
Oil & Gas Exploration & Production–3.16%
ConocoPhillips	581,594	63,707,807
Marathon Oil Corp.	1,926,522	53,364,659
		117,072,466
Oil & Gas Storage & Transportation–0.69%
Enbridge, Inc. (Canada)	635,355	25,663,350
Packaged Foods & Meats–0.84%
Kraft Heinz Co. (The)(b)	933,781	31,244,312
Paper & Plastic Packaging Products & Materials–1.19%
Smurfit WestRock PLC	438,000	22,557,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Dividend Income Fund

Shares		Value
Paper & Plastic Packaging Products & Materials–(continued)
Sonoco Products Co.	410,222	$21,544,859
		44,101,859
Pharmaceuticals–7.65%
AstraZeneca PLC (United Kingdom)	395,794	56,318,948
Johnson & Johnson	638,327	102,042,954
Merck & Co., Inc.	738,852	75,599,337
Sanofi S.A., ADR	938,916	49,649,878
		283,611,117
Property & Casualty Insurance–4.26%
Chubb Ltd.	305,240	86,211,985
Hartford Financial Services Group, Inc. (The)	649,735	71,756,733
		157,968,718
Rail Transportation–1.93%
Union Pacific Corp.	308,640	71,626,085
Regional Banks–0.89%
M&T Bank Corp.(b)	169,410	32,980,739
Restaurants–2.39%
McDonald’s Corp.	302,947	88,493,848
Semiconductor Materials & Equipment–0.98%
Lam Research Corp.	490,950	36,502,132
Semiconductors–2.55%
Analog Devices, Inc.	255,665	57,041,418
Broadcom, Inc.	222,119	37,709,143
		94,750,561
Soft Drinks & Non-alcoholic Beverages–0.74%
PepsiCo, Inc.	165,411	27,471,459
Specialty Chemicals–1.66%
DuPont de Nemours, Inc.	410,289	34,049,884
PPG Industries, Inc.	221,184	27,539,620
		61,589,504
Shares		Value
Systems Software–1.09%
Microsoft Corp.	99,932	$40,607,368
Telecom Tower REITs–0.61%
American Tower Corp.	105,222	22,469,106
Timber REITs–1.04%
Weyerhaeuser Co.	1,233,317	38,430,158
Tobacco–3.41%
Philip Morris International, Inc.	953,935	126,587,174
Total Common Stocks & Other Equity Interests (Cost $2,607,005,080)		3,651,888,862
Money Market Funds–1.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d)	19,349,365	19,349,365
Invesco Treasury Portfolio, Institutional Class, 4.73%(c)(d)	35,924,809	35,924,809
Total Money Market Funds (Cost $55,274,174)		55,274,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,662,279,254)		3,707,163,036
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.81%
Invesco Private Government Fund, 4.84%(c)(d)(e)	18,591,819	18,591,819
Invesco Private Prime Fund, 4.99%(c)(d)(e)	48,426,155	48,440,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,032,502)		67,032,502
TOTAL INVESTMENTS IN SECURITIES–101.74% (Cost $2,729,311,756)		3,774,195,538
OTHER ASSETS LESS LIABILITIES—(1.74)%		(64,401,679)
NET ASSETS–100.00%		$3,709,793,859
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,232,681	$113,596,461	$(137,479,777)	$-	$-	$19,349,365	$1,118,974
Invesco Liquid Assets Portfolio, Institutional Class	30,871,559	36,994,008	(67,864,769)	1,828	(2,626)	-	440,160
Invesco Treasury Portfolio, Institutional Class	49,408,779	210,558,159	(224,042,129)	-	-	35,924,809	1,642,639
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Dividend Income Fund

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,773,791	$241,680,855	$(228,862,827)	$-	$-	$18,591,819	$125,911*
Invesco Private Prime Fund	14,846,890	438,734,901	(405,140,583)	-	(525)	48,440,683	322,692*
Total	$144,133,700	$1,041,564,384	$(1,063,390,085)	$1,828	$(3,151)	$122,306,676	$3,650,376

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Dividend Income Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $2,607,005,080)*	$3,651,888,862
Investments in affiliated money market funds, at value (Cost $122,306,676)	122,306,676
Foreign currencies, at value (Cost $2,452)	1,964
Receivable for:
Investments sold	1,080
Fund shares sold	651,593
Dividends	6,816,017
Investment for trustee deferred compensation and retirement plans	280,119
Other assets	80,991
Total assets	3,782,027,302
Liabilities:
Payable for:
Fund shares reacquired	3,029,100
Collateral upon return of securities loaned	67,032,502
Accrued fees to affiliates	1,629,087
Accrued trustees’ and officers’ fees and benefits	54,444
Accrued other operating expenses	137,651
Trustee deferred compensation and retirement plans	350,659
Total liabilities	72,233,443
Net assets applicable to shares outstanding	$3,709,793,859
Net assets consist of:
Shares of beneficial interest	$2,482,476,605
Distributable earnings	1,227,317,254
$3,709,793,859

Net Assets:
Class A	$2,874,823,708
Class C	$126,764,959
Class R	$104,802,446
Class Y	$324,115,485
Investor Class	$72,555,779
Class R5	$1,876,493
Class R6	$204,854,989
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	105,119,506
Class C	4,565,417
Class R	3,832,558
Class Y	11,709,504
Investor Class	2,620,666
Class R5	68,583
Class R6	7,480,253
Class A:
Net asset value per share	$27.35
Maximum offering price per share (Net asset value of $27.35 ÷ 94.50%)	$28.94
Class C:
Net asset value and offering price per share	$27.77
Class R:
Net asset value and offering price per share	$27.35
Class Y:
Net asset value and offering price per share	$27.68
Investor Class:
Net asset value and offering price per share	$27.69
Class R5:
Net asset value and offering price per share	$27.36
Class R6:
Net asset value and offering price per share	$27.39

*	At October 31, 2024, securities with an aggregate value of $66,104,344 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Dividend Income Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $286,148)	$42,764,442
Dividends from affiliated money market funds (includes net securities lending income of $10,927)	3,212,700
Total investment income	45,977,142
Expenses:
Advisory fees	9,826,600
Administrative services fees	266,605
Custodian fees	16,873
Distribution fees:
Class A	3,404,871
Class C	685,065
Class R	262,618
Investor Class	89,702
Transfer agent fees — A, C, R, Y and Investor Class	2,152,074
Transfer agent fees — R5	922
Transfer agent fees — R6	30,104
Trustees’ and officers’ fees and benefits	42,328
Registration and filing fees	69,887
Reports to shareholders	104,338
Professional services fees	47,134
Other	36,301
Total expenses	17,035,422
Less: Fees waived and/or expense offset arrangement(s)	(130,341)
Net expenses	16,905,081
Net investment income	29,072,061
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	26,608,524
Affiliated investment securities	(3,151)
Foreign currencies	29,187
26,634,560
Change in net unrealized appreciation of:
Unaffiliated investment securities	261,864,567
Affiliated investment securities	1,828
Foreign currencies	197,806
262,064,201
Net realized and unrealized gain	288,698,761
Net increase in net assets resulting from operations	$317,770,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Dividend Income Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$29,072,061	$68,526,862
Net realized gain	26,634,560	225,486,459
Change in net unrealized appreciation	262,064,201	18,377,261
Net increase in net assets resulting from operations	317,770,822	312,390,582
Distributions to shareholders from distributable earnings:
Class A	(23,117,588)	(152,180,406)
Class C	(598,187)	(7,630,774)
Class R	(718,035)	(5,503,919)
Class Y	(3,110,950)	(18,751,787)
Investor Class	(578,639)	(3,746,695)
Class R5	(17,286)	(105,465)
Class R6	(1,991,148)	(11,788,412)
Total distributions from distributable earnings	(30,131,833)	(199,707,458)
Share transactions–net:
Class A	(97,096,180)	(141,600,485)
Class C	(26,937,157)	(45,718,784)
Class R	(5,484,855)	(9,188,379)
Class Y	(32,766,323)	(11,603,158)
Investor Class	(1,718,451)	(1,965,307)
Class R5	(24,513)	(6,163)
Class R6	(8,150,596)	(21,784,687)
Net increase (decrease) in net assets resulting from share transactions	(172,178,075)	(231,866,963)
Net increase (decrease) in net assets	115,460,914	(119,183,839)
Net assets:
Beginning of period	3,594,332,945	3,713,516,784
End of period	$3,709,793,859	$3,594,332,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Dividend Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$25.28	$0.21	$2.08	$2.29	$(0.22)	$—	$(0.22)	$27.35	9.07%(d)	$2,874,824	0.92%(d)(e)	0.92%(d)(e)	1.56%(d)(e)	17%
Year ended 04/30/24	24.50	0.47	1.70	2.17	(0.51)	(0.88)	(1.39)	25.28	9.21(d)	2,750,797	0.93(d)	0.93(d)	1.91(d)	40
Year ended 04/30/23	25.42	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.50	2.01(d)	2,806,537	0.92(d)	0.92(d)	1.85(d)	17
Year ended 04/30/22	25.62	0.48	1.00	1.48	(0.47)	(1.21)	(1.68)	25.42	5.95(d)	2,887,737	0.93(d)	0.93(d)	1.84(d)	38
Year ended 04/30/21	20.11	0.47	5.53	6.00	(0.49)	—	(0.49)	25.62	30.23(d)	2,921,798	0.97(d)	0.97(d)	2.10(d)	4
Year ended 04/30/20	22.70	0.51	(2.33)	(1.82)	(0.52)	(0.25)	(0.77)	20.11	(8.30)	2,506,397	1.05	1.06	2.31	47
Class C
Six months ended 10/31/24	25.67	0.11	2.11	2.22	(0.12)	—	(0.12)	27.77	8.66	126,765	1.68(e)	1.68(e)	0.80(e)	17
Year ended 04/30/24	24.86	0.29	1.73	2.02	(0.33)	(0.88)	(1.21)	25.67	8.39	142,969	1.69	1.69	1.15	40
Year ended 04/30/23	25.78	0.27	0.04	0.31	(0.26)	(0.97)	(1.23)	24.86	1.23	184,187	1.68	1.68	1.09	17
Year ended 04/30/22	25.97	0.29	1.01	1.30	(0.28)	(1.21)	(1.49)	25.78	5.13	229,596	1.69	1.69	1.08	38
Year ended 04/30/21	20.38	0.30	5.61	5.91	(0.32)	—	(0.32)	25.97	29.29	285,321	1.73	1.73	1.34	4
Year ended 04/30/20	23.01	0.35	(2.37)	(2.02)	(0.36)	(0.25)	(0.61)	20.38	(9.02)	385,968	1.80	1.81	1.56	47
Class R
Six months ended 10/31/24	25.28	0.17	2.08	2.25	(0.18)	—	(0.18)	27.35	8.93	104,802	1.18(e)	1.18(e)	1.30(e)	17
Year ended 04/30/24	24.50	0.41	1.70	2.11	(0.45)	(0.88)	(1.33)	25.28	8.92	102,155	1.19	1.19	1.65	40
Year ended 04/30/23	25.42	0.39	0.04	0.43	(0.38)	(0.97)	(1.35)	24.50	1.74	108,030	1.18	1.18	1.59	17
Year ended 04/30/22	25.62	0.42	1.00	1.42	(0.41)	(1.21)	(1.62)	25.42	5.68	111,671	1.19	1.19	1.58	38
Year ended 04/30/21	20.11	0.41	5.53	5.94	(0.43)	—	(0.43)	25.62	29.89	110,667	1.23	1.23	1.84	4
Period ended 04/30/20(f)	20.18	0.01	(0.08)	(0.07)	—	—	—	20.11	(0.35)	97,560	1.20(e)	1.21(e)	2.16(e)	47
Class Y
Six months ended 10/31/24	25.59	0.24	2.10	2.34	(0.25)	—	(0.25)	27.68	9.18	324,115	0.68(e)	0.68(e)	1.80(e)	17
Year ended 04/30/24	24.78	0.53	1.73	2.26	(0.57)	(0.88)	(1.45)	25.59	9.51	330,813	0.69	0.69	2.15	40
Year ended 04/30/23	25.71	0.52	0.03	0.55	(0.51)	(0.97)	(1.48)	24.78	2.22	331,823	0.68	0.68	2.09	17
Year ended 04/30/22	25.89	0.55	1.02	1.57	(0.54)	(1.21)	(1.75)	25.71	6.24	335,608	0.69	0.69	2.08	38
Year ended 04/30/21	20.32	0.52	5.59	6.11	(0.54)	—	(0.54)	25.89	30.55	344,755	0.73	0.73	2.34	4
Year ended 04/30/20	22.94	0.57	(2.36)	(1.79)	(0.58)	(0.25)	(0.83)	20.32	(8.09)	330,421	0.81	0.82	2.55	47
Investor Class
Six months ended 10/31/24	25.60	0.21	2.10	2.31	(0.22)	—	(0.22)	27.69	9.04	72,556	0.93(e)	0.93(e)	1.55(e)	17
Year ended 04/30/24	24.79	0.47	1.73	2.20	(0.51)	(0.88)	(1.39)	25.60	9.24	68,712	0.94	0.94	1.90	40
Year ended 04/30/23	25.71	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.79	1.99	68,495	0.93	0.93	1.84	17
Year ended 04/30/22	25.89	0.48	1.02	1.50	(0.47)	(1.21)	(1.68)	25.71	5.96	72,230	0.94	0.94	1.83	38
Year ended 04/30/21	20.31	0.47	5.59	6.06	(0.48)	—	(0.48)	25.89	30.25	73,628	0.98	0.98	2.09	4
Year ended 04/30/20	22.93	0.52	(2.37)	(1.85)	(0.52)	(0.25)	(0.77)	20.31	(8.32)	62,298	1.06	1.07	2.30	47
Class R5
Six months ended 10/31/24	25.29	0.24	2.08	2.32	(0.25)	—	(0.25)	27.36	9.21	1,876	0.66(e)	0.66(e)	1.82(e)	17
Year ended 04/30/24	24.51	0.53	1.70	2.23	(0.57)	(0.88)	(1.45)	25.29	9.49	1,758	0.67	0.67	2.17	40
Year ended 04/30/23	25.43	0.52	0.04	0.56	(0.51)	(0.97)	(1.48)	24.51	2.30	1,709	0.65	0.65	2.12	17
Year ended 04/30/22	25.63	0.55	1.00	1.55	(0.54)	(1.21)	(1.75)	25.43	6.24	1,425	0.66	0.66	2.11	38
Year ended 04/30/21	20.11	0.53	5.54	6.07	(0.55)	—	(0.55)	25.63	30.66	2,337	0.66	0.66	2.41	4
Year ended 04/30/20	22.71	0.58	(2.34)	(1.76)	(0.59)	(0.25)	(0.84)	20.11	(8.05)	2,159	0.75	0.76	2.61	47
Class R6
Six months ended 10/31/24	25.32	0.25	2.08	2.33	(0.26)	—	(0.26)	27.39	9.23	204,855	0.59(e)	0.59(e)	1.89(e)	17
Year ended 04/30/24	24.53	0.55	1.71	2.26	(0.59)	(0.88)	(1.47)	25.32	9.60	197,127	0.60	0.60	2.24	40
Year ended 04/30/23	25.45	0.54	0.04	0.58	(0.53)	(0.97)	(1.50)	24.53	2.36	212,736	0.58	0.58	2.19	17
Year ended 04/30/22	25.65	0.57	1.00	1.57	(0.56)	(1.21)	(1.77)	25.45	6.31	222,790	0.59	0.59	2.18	38
Year ended 04/30/21	20.13	0.55	5.54	6.09	(0.57)	—	(0.57)	25.65	30.75	241,970	0.58	0.58	2.49	4
Year ended 04/30/20	22.73	0.60	(2.34)	(1.74)	(0.61)	(0.25)	(0.86)	20.13	(7.97)	245,526	0.66	0.67	2.70	47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,372,954,426 in connection with the acquisitions of Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer Equity Income Fund into the Fund.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2024 and for the years ended April 30, 2024, 2023, 2022 and 2021.
(e)	Annualized.
(f)	Commencement date of April 17, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Dividend Income Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
9	Invesco Dividend Income Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
10	Invesco Dividend Income Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $617 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.6325%
Next $500 million	0.6125%
Next $600 million	0.6000%
Next $400 million	0.5325%
Next $2 billion	0.4500%
Next $2 billion	0.4000%
Next $2 billion	0.3750%
Over $8 billion	0.3500%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.53%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes;
11	Invesco Dividend Income Fund

(3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $60,655.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $124,090 in front-end sales commissions from the sale of Class A shares and $1,741 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $1,314 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,442,800,646	$209,088,216	$—	$3,651,888,862
Money Market Funds	55,274,174	67,032,502	—	122,306,676
Total Investments	$3,498,074,820	$276,120,718	$—	$3,774,195,538
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $69,686.
12	Invesco Dividend Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $613,164,663 and $717,335,783, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,051,234,163
Aggregate unrealized (depreciation) of investments	(17,827,044)
Net unrealized appreciation of investments	$1,033,407,119
Cost of investments for tax purposes is $2,740,788,419.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,951,847	$51,653,960	4,385,488	$107,435,697
Class C	217,211	5,831,788	538,898	13,372,645
Class R	202,023	5,343,183	435,538	10,673,749
Class Y	651,631	17,398,842	2,811,581	69,705,754
Investor Class	19,388	516,649	40,253	997,644
Class R5	1,569	40,960	6,084	149,498
Class R6	501,023	13,257,638	1,116,172	27,409,814
Issued as reinvestment of dividends:
Class A	776,346	20,648,220	5,876,008	142,534,504
Class C	20,764	559,373	297,027	7,309,676
Class R	26,819	712,887	225,893	5,478,247
Class Y	82,682	2,224,480	615,289	15,103,370
Investor Class	18,992	511,384	136,088	3,341,819
Class R5	645	17,175	4,319	104,820
Class R6	68,041	1,812,311	466,884	11,341,704
Automatic conversion of Class C shares to Class A shares:
Class A	806,503	21,312,667	1,354,748	33,170,144
Class C	(794,385)	(21,312,667)	(1,334,710)	(33,170,144)
13	Invesco Dividend Income Fund

	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(7,213,581)	$(190,711,027)	(17,373,593)	$(424,740,830)
Class C	(447,290)	(12,015,651)	(1,340,321)	(33,230,961)
Class R	(436,975)	(11,540,925)	(1,030,624)	(25,340,375)
Class Y	(1,952,596)	(52,389,645)	(3,887,145)	(96,412,282)
Investor Class	(102,150)	(2,746,484)	(254,702)	(6,304,770)
Class R5	(3,140)	(82,648)	(10,628)	(260,481)
Class R6	(874,860)	(23,220,545)	(2,468,816)	(60,536,205)
Net increase (decrease) in share activity	(6,479,493)	$(172,178,075)	(9,390,269)	$(231,866,963)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Dividend Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and was reasonably comparable to the performance of the Index for the three year period.  The Board considered that the Fund’s defensive positioning relative to the peer group and stock selection (i.e., not holding certain large cap stocks) detracted from the Fund’s relative performance.  The
15	Invesco Dividend Income Fund

Board further considered that the Fund underwent a portfolio management team change and investment process change in March 2021, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective April 2020.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by
Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
16	Invesco Dividend Income Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Dividend Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco Dividend Income Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-DIVI-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Energy Fund
Nasdaq:
A: IENAX ■ C: IEFCX ■ Y: IENYX ■ Investor: FSTEX ■ R5: IENIX ■ R6: IENSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.39%
Fertilizers & Agricultural Chemicals–4.76%
CF Industries Holdings, Inc.	262,939	$21,621,474
Integrated Oil & Gas–42.50%
BP PLC, ADR	375,514	11,025,091
Chevron Corp.	290,410	43,218,816
Exxon Mobil Corp.	470,843	54,985,045
Shell PLC, ADR (United Kingdom)	511,698	34,565,200
Suncor Energy, Inc. (Canada)	806,739	30,453,695
TotalEnergies SE (France)	299,470	18,793,433
		193,041,280
Multi-Utilities–1.14%
Sempra	62,382	5,200,787
Oil & Gas Drilling–1.14%
Noble Corp. PLC	161,773	5,173,501
Oil & Gas Equipment & Services–9.43%
Atlas Energy Solutions, Inc.(b)	317,194	6,207,486
Baker Hughes Co., Class A	324,897	12,372,078
Schlumberger N.V.	156,996	6,290,830
Tenaris S.A.	1,089,474	17,949,597
		42,819,991
Oil & Gas Exploration & Production–26.22%
Canadian Natural Resources Ltd. (Canada)	662,194	22,519,399
ConocoPhillips	196,626	21,538,412
Devon Energy Corp.	192,859	7,459,786
Diamondback Energy, Inc.	24,367	4,307,355
EOG Resources, Inc.	91,622	11,174,219
EQT Corp.	296,916	10,849,311
Expand Energy Corp.	115,876	9,817,015
Hess Corp.	111,379	14,978,248
Marathon Oil Corp.	251,566	6,968,378
Tourmaline Oil Corp. (Canada)	205,129	9,456,839
		119,068,962
Oil & Gas Refining & Marketing–6.03%
Marathon Petroleum Corp.	87,179	12,681,929
Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66	120,751	$14,709,887
		27,391,816
Oil & Gas Storage & Transportation–7.17%
Cheniere Energy, Inc.	108,695	20,802,049
South Bow Corp. (Canada)(c)	471,549	11,775,602
		32,577,651
Specialty Chemicals–1.00%
Albemarle Corp.(b)	35,996	3,409,901
Arcadium Lithium PLC (Argentina)(c)	208,919	1,126,073
		4,535,974
Total Common Stocks & Other Equity Interests (Cost $427,940,610)		451,431,436
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	997,827	997,827
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	1,853,389	1,853,389
Total Money Market Funds (Cost $2,851,216)		2,851,216
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $430,791,826)		454,282,652
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.47%
Invesco Private Government Fund, 4.84%(d)(e)(f)	1,843,460	1,843,460
Invesco Private Prime Fund, 4.99%(d)(e)(f)	4,841,178	4,842,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,686,090)		6,686,090
TOTAL INVESTMENTS IN SECURITIES–101.49% (Cost $437,477,916)		460,968,742
OTHER ASSETS LESS LIABILITIES—(1.49)%		(6,782,322)
NET ASSETS–100.00%		$454,186,420

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Energy Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$979,744	$17,853,794	$(17,835,711)	$-	$-	$997,827	$38,215
Invesco Liquid Assets Portfolio, Institutional Class	700,068	6,988,048	(7,688,147)	223	(192)	-	12,233
Invesco Treasury Portfolio, Institutional Class	1,119,707	26,934,058	(26,200,376)	-	-	1,853,389	58,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,980,129	61,436,946	(66,573,615)	-	-	1,843,460	152,936*
Invesco Private Prime Fund	17,953,750	128,657,978	(141,769,242)	1,635	(1,491)	4,842,630	417,134*
Total	$27,733,398	$241,870,824	$(260,067,091)	$1,858	$(1,683)	$9,537,306	$679,365

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Energy Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $427,940,610)*	$451,431,436
Investments in affiliated money market funds, at value (Cost $9,537,306)	9,537,306
Foreign currencies, at value (Cost $511,464)	501,793
Receivable for:
Fund shares sold	168,133
Dividends	58,101
Investment for trustee deferred compensation and retirement plans	217,647
Other assets	55,800
Total assets	461,970,216
Liabilities:
Payable for:
Fund shares reacquired	476,734
Collateral upon return of securities loaned	6,686,090
Accrued fees to affiliates	331,730
Accrued trustees’ and officers’ fees and benefits	315
Accrued other operating expenses	63,446
Trustee deferred compensation and retirement plans	225,481
Total liabilities	7,783,796
Net assets applicable to shares outstanding	$454,186,420
Net assets consist of:
Shares of beneficial interest	$646,165,197
Distributable earnings (loss)	(191,978,777)
$454,186,420
Net Assets:
Class A	$279,807,331
Class C	$20,137,831
Class Y	$57,097,142
Investor Class	$81,654,583
Class R5	$5,987,284
Class R6	$9,502,249
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,309,444
Class C	811,115
Class Y	1,891,547
Investor Class	2,729,146
Class R5	192,575
Class R6	305,407
Class A:
Net asset value per share	$30.06
Maximum offering price per share (Net asset value of $30.06 ÷ 94.50%)	$31.81
Class C:
Net asset value and offering price per share	$24.83
Class Y:
Net asset value and offering price per share	$30.19
Investor Class:
Net asset value and offering price per share	$29.92
Class R5:
Net asset value and offering price per share	$31.09
Class R6:
Net asset value and offering price per share	$31.11

*	At October 31, 2024, securities with an aggregate value of $6,463,763 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Energy Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $269,837)	$7,466,174
Dividends from affiliated money market funds (includes net securities lending income of $40,679)	149,974
Total investment income	7,616,148
Expenses:
Advisory fees	1,729,478
Administrative services fees	34,904
Custodian fees	4,546
Distribution fees:
Class A	368,526
Class C	109,063
Investor Class	108,158
Transfer agent fees — A, C, Y and Investor Class	466,249
Transfer agent fees — R5	3,208
Transfer agent fees — R6	1,083
Trustees’ and officers’ fees and benefits	12,050
Registration and filing fees	45,895
Reports to shareholders	30,445
Professional services fees	30,504
Other	10,352
Total expenses	2,954,461
Less: Fees waived and/or expense offset arrangement(s)	(15,487)
Net expenses	2,938,974
Net investment income	4,677,174
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,100,342
Affiliated investment securities	(1,683)
Foreign currencies	(12,900)
20,085,759
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(39,948,337)
Affiliated investment securities	1,858
Foreign currencies	2,233
(39,944,246)
Net realized and unrealized gain (loss)	(19,858,487)
Net increase (decrease) in net assets resulting from operations	$(15,181,313)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Energy Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$4,677,174	$12,366,954
Net realized gain	20,085,759	53,303,521
Change in net unrealized appreciation (depreciation)	(39,944,246)	(9,720,896)
Net increase (decrease) in net assets resulting from operations	(15,181,313)	55,949,579
Distributions to shareholders from distributable earnings:
Class A	—	(6,263,374)
Class C	—	(522,311)
Class Y	—	(1,269,677)
Investor Class	—	(1,785,068)
Class R5	—	(137,331)
Class R6	—	(169,649)
Total distributions from distributable earnings	—	(10,147,410)
Share transactions–net:
Class A	(20,717,669)	(71,901,582)
Class C	(2,438,387)	(10,409,244)
Class Y	(3,422,919)	(7,093,769)
Investor Class	(6,608,095)	(13,210,427)
Class R5	(243,707)	(2,516,483)
Class R6	2,431,081	(2,383,600)
Net increase (decrease) in net assets resulting from share transactions	(30,999,696)	(107,515,105)
Net increase (decrease) in net assets	(46,181,009)	(61,712,936)
Net assets:
Beginning of period	500,367,429	562,080,365
End of period	$454,186,420	$500,367,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Energy Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$31.00	$0.30	$(1.24)	$(0.94)	$—	$30.06	(3.03)%	$279,807	1.23%(d)	1.24%(d)	1.96%(d)	14%
Year ended 04/30/24	28.01	0.71	2.87	3.58	(0.59)	31.00	13.03	309,926	1.27	1.28	2.49	28
Year ended 04/30/23	25.05	0.69	2.52	3.21	(0.25)	28.01	12.85	353,050	1.29	1.29	2.52	52
Year ended 04/30/22	15.57	0.43	9.39	9.82	(0.34)	25.05	63.83	301,546	1.36	1.36	2.22	18
Year ended 04/30/21	11.54	0.25	4.05	4.30	(0.27)	15.57	37.77	166,204	1.56	1.56	2.00	68
Year ended 04/30/20	21.05	0.41	(9.64)	(9.23)	(0.28)	11.54	(44.30)	121,102	1.45	1.45	2.42	16
Class C
Six months ended 10/31/24	25.70	0.15	(1.02)	(0.87)	—	24.83	(3.38)	20,138	1.98(d)	1.99(d)	1.21(d)	14
Year ended 04/30/24	23.40	0.41	2.39	2.80	(0.50)	25.70	12.20	23,366	2.02	2.03	1.74	28
Year ended 04/30/23	21.06	0.41	2.11	2.52	(0.18)	23.40	11.99	31,807	2.04	2.04	1.77	52
Year ended 04/30/22	13.18	0.24	7.91	8.15	(0.27)	21.06	62.54	26,493	2.11	2.11	1.47	18
Year ended 04/30/21	9.82	0.13	3.44	3.57	(0.21)	13.18	36.87	12,763	2.31	2.31	1.25	68
Year ended 04/30/20	17.99	0.24	(8.22)	(7.98)	(0.19)	9.82	(44.72)	13,868	2.20	2.20	1.67	16
Class Y
Six months ended 10/31/24	31.09	0.34	(1.24)	(0.90)	—	30.19	(2.89)	57,097	0.98(d)	0.99(d)	2.21(d)	14
Year ended 04/30/24	28.10	0.78	2.88	3.66	(0.67)	31.09	13.29	62,430	1.02	1.03	2.74	28
Year ended 04/30/23	25.10	0.76	2.54	3.30	(0.30)	28.10	13.16	64,238	1.04	1.04	2.77	52
Year ended 04/30/22	15.59	0.49	9.39	9.88	(0.37)	25.10	64.20	85,631	1.11	1.11	2.47	18
Year ended 04/30/21	11.54	0.28	4.06	4.34	(0.29)	15.59	38.14	29,497	1.31	1.31	2.25	68
Year ended 04/30/20	21.04	0.45	(9.64)	(9.19)	(0.31)	11.54	(44.17)	14,398	1.20	1.20	2.67	16
Investor Class
Six months ended 10/31/24	30.86	0.30	(1.24)	(0.94)	—	29.92	(3.05)	81,655	1.23(d)	1.24(d)	1.96(d)	14
Year ended 04/30/24	27.88	0.71	2.86	3.57	(0.59)	30.86	13.05	90,997	1.27	1.28	2.49	28
Year ended 04/30/23	24.94	0.69	2.50	3.19	(0.25)	27.88	12.82	95,589	1.29	1.29	2.52	52
Year ended 04/30/22	15.51	0.43	9.34	9.77	(0.34)	24.94	63.76	96,027	1.36	1.36	2.22	18
Year ended 04/30/21	11.49	0.25	4.04	4.29	(0.27)	15.51	37.85	61,754	1.56	1.56	2.00	68
Year ended 04/30/20	20.96	0.40	(9.59)	(9.19)	(0.28)	11.49	(44.30)	47,046	1.45	1.45	2.42	16
Class R5
Six months ended 10/31/24	32.01	0.36	(1.28)	(0.92)	—	31.09	(2.87)	5,987	0.89(d)	0.89(d)	2.30(d)	14
Year ended 04/30/24	28.91	0.83	2.97	3.80	(0.70)	32.01	13.42	6,422	0.92	0.92	2.84	28
Year ended 04/30/23	25.81	0.81	2.60	3.41	(0.31)	28.91	13.26	8,359	0.95	0.95	2.86	52
Year ended 04/30/22	16.02	0.53	9.65	10.18	(0.39)	25.81	64.39	6,352	0.97	0.97	2.61	18
Year ended 04/30/21	11.83	0.32	4.19	4.51	(0.32)	16.02	38.69	2,488	0.99	0.99	2.57	68
Year ended 04/30/20	21.54	0.50	(9.87)	(9.37)	(0.34)	11.83	(44.03)	2,371	0.96	0.96	2.91	16
Class R6
Six months ended 10/31/24	32.02	0.37	(1.28)	(0.91)	—	31.11	(2.84)	9,502	0.81(d)	0.81(d)	2.38(d)	14
Year ended 04/30/24	28.92	0.86	2.96	3.82	(0.72)	32.02	13.50	7,226	0.85	0.85	2.91	28
Year ended 04/30/23	25.82	0.83	2.60	3.43	(0.33)	28.92	13.30	9,037	0.88	0.88	2.93	52
Year ended 04/30/22	16.02	0.56	9.63	10.19	(0.39)	25.82	64.51	7,509	0.91	0.91	2.67	18
Year ended 04/30/21	11.83	0.34	4.17	4.51	(0.32)	16.02	38.69	1,050	0.99	0.99	2.57	68
Year ended 04/30/20	21.53	0.49	(9.85)	(9.36)	(0.34)	11.83	(44.00)	357	0.96	0.96	2.91	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Energy Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
8	Invesco Energy Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
9	Invesco Energy Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $1,507 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - Changes in worldwide energy prices, exploration and production spending, government regulation, war, world events, local and international politics, economic conditions, exchange rates, transportation and storage costs and labor relations can affect companies in the energy sector. In addition, these companies are at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism and natural disasters. Commodity price volatility, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, and technological developments may also impact the energy sector. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. Energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available may adversely impact the financial performance of companies operating in the energy sector. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.72%.
10	Invesco Energy Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $2,096.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $20,936 in front-end sales commissions from the sale of Class A shares and $0 and $391 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $41,922 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$414,688,406	$36,743,030	$—	$451,431,436
Money Market Funds	2,851,216	6,686,090	—	9,537,306
Total Investments	$417,539,622	$43,429,120	$—	$460,968,742
11	Invesco Energy Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,391.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$674,730	$255,790,918	$256,465,648
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $67,903,012 and $91,816,535, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$46,408,847
Aggregate unrealized (depreciation) of investments	(22,934,915)
Net unrealized appreciation of investments	$23,473,932
Cost of investments for tax purposes is $437,494,810.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	465,796	$14,143,966	1,374,805	$39,691,636
Class C	43,415	1,088,094	112,842	2,699,173
Class Y	345,114	10,457,451	861,794	24,825,051
Investor Class	83,554	2,526,178	374,687	10,669,124
Class R5	29,567	935,342	48,284	1,438,034
Class R6	132,984	4,095,815	101,933	3,010,390
12	Invesco Energy Fund

	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	209,606	$5,816,539
Class C	-	-	20,847	480,931
Class Y	-	-	36,497	1,014,978
Investor Class	-	-	59,732	1,649,790
Class R5	-	-	4,752	135,989
Class R6	-	-	5,354	153,240
Automatic conversion of Class C shares to Class A shares:
Class A	32,599	987,518	85,993	2,473,848
Class C	(39,395)	(987,518)	(103,371)	(2,473,848)
Reacquired:
Class A	(1,186,482)	(35,849,153)	(4,279,032)	(119,883,605)
Class C	(101,953)	(2,538,963)	(480,393)	(11,115,500)
Class Y	(461,376)	(13,880,370)	(1,176,875)	(32,933,798)
Investor Class	(303,226)	(9,134,273)	(914,011)	(25,529,341)
Class R5	(37,596)	(1,179,049)	(141,590)	(4,090,506)
Class R6	(53,248)	(1,664,734)	(194,138)	(5,547,230)
Net increase (decrease) in share activity	(1,050,247)	$(30,999,696)	(3,992,284)	$(107,515,105)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Energy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI World Energy Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quartile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board considered that, in July 2022, it had approved a change in the Fund’s classification from “diversified” to “non-diversified” for purposes of the 1940 Act and that such change was subsequently approved by the Fund’s
14	Invesco Energy Fund

shareholders and went into effect in December 2022. The Board considered that as a non-diversified fund, the Fund can invest a greater percentage of its assets in a smaller number of issuers or any one issuer than a diversified fund and that it had discussed with management the potential benefits of such change on the Fund’s performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending
15	Invesco Energy Fund

services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Energy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Energy Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-ENE-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Gold & Special Minerals Fund
Nasdaq:
A: OPGSX ■ C: OGMCX ■ R: OGMNX ■ Y: OGMYX ■ R5: IOGYX ■ R6: OGMIX

2	Consolidated Schedule of Investments
5	Consolidated Financial Statements
8	Consolidated Financial Highlights
9	Notes to Consolidated Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.62%
Australia–24.96%
Bellevue Gold Ltd.(a)	57,193,252	$60,692,463
Capricorn Metals Ltd.(a)(b)	3,540,000	14,339,143
Catalyst Metals Ltd.(a)	1,960,000	4,447,545
De Grey Mining Ltd.(a)	62,887,305	62,602,692
Emerald Resources NL(a)	9,360,000	25,707,806
Evolution Mining Ltd.	17,848,806	61,195,514
Firefinch Ltd.(b)	12,910,104	297,365
Genesis Minerals Ltd.(a)	15,870,000	25,340,317
Gold Road Resources Ltd.	21,383,275	27,889,618
Northern Star Resources Ltd.	9,828,895	114,058,355
OceanaGold Corp.	18,370,300	52,115,262
Ora Banda Mining Ltd.(a)	24,600,000	15,015,861
Perseus Mining Ltd.	120,000	224,356
Ramelius Resources Ltd.	27,828,612	43,418,943
Spartan Resources Ltd.(a)	9,300,000	9,667,140
Vault Minerals Ltd.(a)	14,300,000	3,683,229
West African Resources Ltd.(a)	22,900,000	27,491,285
Westgold Resources Ltd.	5,320,000	11,198,196
		559,385,090
Bosnia and Herzegovina–0.51%
Adriatic Metals PLC, CDI(a)	4,070,000	11,375,060
Brazil–1.16%
ERO Copper Corp.(a)	861,000	15,811,951
Sigma Lithium Corp.(a)	490,000	6,654,200
Wheaton Precious Metals Corp.	53,035	3,500,840
		25,966,991
Burkina Faso–1.89%
Endeavour Mining PLC	1,906,966	42,224,844
Canada–48.98%
Agnico Eagle Mines Ltd.(c)	856,395	73,898,325
Alamos Gold, Inc., Class A	2,481,108	50,068,759
Allied Gold Corp.(a)	3,294,771	8,755,451
Artemis Gold, Inc.(a)	5,454,241	54,920,429
Aya Gold & Silver, Inc.(a)	3,445,082	44,265,104
B2Gold Corp.	13,742,000	45,623,440
Barrick Gold Corp.(c)	4,261,499	82,332,162
Calibre Mining Corp., Class C(a)	18,644,883	33,879,092
Cameco Corp.	565,000	29,504,300
Capstone Copper Corp.(a)	4,840,000	33,475,204
Centerra Gold, Inc.	1,330,000	9,399,361
Coppernico Metals, Inc.(a)	2,760,000	838,764
Culico Metals, Inc.(a)	300,000	25,856
Dundee Precious Metals, Inc.	1,465,000	14,898,840
enCore Energy Corp.(a)	3,690,000	14,576,076
Endeavour Silver Corp.(a)	1,070,000	5,392,800
Equinox Gold Corp.(a)	7,722,797	42,784,295
Filo Corp.(a)	200,000	4,608,037
First Majestic Silver Corp.	30,000	221,400
Foran Mining Corp.(a)	1,080,000	3,389,665
Fortuna Mining Corp.(a)	280,000	1,391,600
Franco-Nevada Corp.	134,302	17,816,503
Shares		Value
Canada–(continued)
G Mining Ventures Corp.(a)	4,139,128	$35,346,164
Galiano Gold, Inc.(a)	10,630,000	18,177,300
Hudbay Minerals, Inc.	2,780,000	24,881,000
i-80 Gold Corp.(a)	7,870,000	8,252,379
IAMGOLD Corp.(a)	5,990,000	33,184,600
Ivanhoe Mines Ltd., Class A(a)	6,295,365	83,238,891
K92 Mining, Inc.(a)	8,542,630	56,813,843
Kinross Gold Corp.	5,555,925	56,003,724
Lundin Gold, Inc.	913,815	22,098,001
MAG Silver Corp.(a)	448,522	7,665,241
McEwen Mining, Inc.(a)	190,000	1,806,900
New Found Gold Corp.(a)	900,000	2,003,806
New Gold, Inc.(a)	12,748,600	35,058,650
NGEx Minerals Ltd.(a)	260,000	2,214,673
Novagold Resources, Inc.(a)	2,110,000	7,300,600
Orla Mining Ltd.(a)	6,241,621	29,989,905
Osisko Development Corp.(a)	629,000	1,151,973
Osisko Gold Royalties Ltd.	1,545,339	31,107,674
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,081,047
Seabridge Gold, Inc.(a)	10,000	174,300
Skeena Resources Ltd.(a)	680,000	6,607,821
Southern Cross Gold Ltd.(a)	509,170	1,038,981
SSR Mining, Inc.	3,010,000	18,571,700
Torex Gold Resources, Inc.(a)	41,000	884,282
Triple Flag Precious Metals Corp.	1,026,682	17,593,732
Wesdome Gold Mines Ltd.(a)	2,663,193	23,335,336
		1,097,647,986
China–1.89%
Zhaojin Mining Industry Co. Ltd., H Shares	5,300,000	9,287,908
Zijin Mining Group Co. Ltd., H Shares	15,500,000	33,016,112
		42,304,020
Colombia–1.16%
Aris Mining Corp.(a)	5,620,560	26,077,364
Egypt–0.82%
Centamin PLC	9,000,000	18,464,260
Peru–0.12%
Hochschild Mining PLC(a)	920,000	2,717,270
South Africa–3.91%
DRDGOLD Ltd., ADR	238,910	2,888,422
Gold Fields Ltd., ADR	3,457,670	56,982,402
Harmony Gold Mining Co. Ltd., ADR	50,000	542,000
Pan African Resources PLC	14,010,000	6,527,320
Sibanye Stillwater Ltd., ADR	4,442,587	20,746,881
		87,687,025
Turkey–1.17%
Eldorado Gold Corp.(a)	1,511,502	26,254,790
United Kingdom–1.26%
AngloGold Ashanti PLC	1,012,100	28,136,380

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2	Invesco Gold & Special Minerals Fund

Shares		Value
United States–9.97%
A-Mark Precious Metals, Inc.	42	$1,632
Aura Minerals, Inc.	2,214,853	28,712,678
Coeur Mining, Inc.(a)	130,000	837,200
Freeport-McMoRan, Inc.	1,439,000	64,783,780
Hecla Mining Co.	1,495,404	9,705,172
Ivanhoe Electric, Inc.(a)	2,643,183	26,828,307
Newmont Corp.(c)	1,422,914	64,657,212
Piedmont Lithium, Inc.(a)	501,585	6,570,763
Royal Gold, Inc.	146,300	21,368,578
		223,465,322
Zambia–0.82%
First Quantum Minerals Ltd.(a)	1,417,000	18,308,493
Total Common Stocks & Other Equity Interests (Cost $1,340,108,636)		2,210,014,895
Shares		Value
Exchange-Traded Funds–0.02%
United States–0.02%
SPDR® Gold Trust–ETF(a) (Cost $370,099)	2,000	$507,020
Money Market Funds–1.50%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	11,789,864	11,789,864
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	21,895,359	21,895,359
Total Money Market Funds (Cost $33,685,223)		33,685,223
TOTAL INVESTMENTS IN SECURITIES—100.14% (Cost $1,374,163,958)		2,244,207,138
OTHER ASSETS LESS LIABILITIES–(0.14)%		(3,157,445)
NET ASSETS–100.00%		$2,241,049,693
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts. See Note 1K and Note 1L.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,041,999	$112,211,471	$(109,463,606)	$-	$-	$11,789,864	$374,682
Invesco Liquid Assets Portfolio, Institutional Class	6,458,048	25,440,620	(31,898,797)	582	(453)	-	54,141
Invesco Treasury Portfolio, Institutional Class	10,333,714	194,613,573	(183,051,928)	-	-	21,895,359	640,843
Total	$25,833,761	$332,265,664	$(324,414,331)	$582	$(453)	$33,685,223	$1,069,666

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	01/17/2025	2,000	USD	100.00	USD	20,000,000	$(240,000)
AngloGold Ashanti Ltd.	Call	01/17/2025	2,000	USD	35.00	USD	7,000,000	(80,000)
Cameco Corp.	Call	12/20/2024	5,600	USD	60.00	USD	33,600,000	(826,000)
Endeavour Mining PLC	Call	01/17/2025	1,000	CAD	38.00	CAD	3,800,000	(29,087)
Endeavour Silver Corp.	Call	02/21/2025	8,000	USD	5.50	USD	4,400,000	(560,000)
ERO Copper Corp.	Call	12/20/2024	1,000	CAD	40.00	CAD	4,000,000	(5,746)
ERO Copper Corp.	Call	02/21/2025	1,000	CAD	36.00	CAD	3,600,000	(21,546)
Filo Corp.	Call	11/15/2024	2,000	CAD	28.00	CAD	5,600,000	(603,297)
First Quantum Minerals Ltd.	Call	12/20/2024	2,000	CAD	23.00	CAD	4,600,000	(39,501)
Franco-Nevada Corp.	Call	12/20/2024	1,000	USD	150.00	USD	15,000,000	(100,000)
Freeport-McMoRan, Inc.	Call	01/17/2025	4,000	USD	55.00	USD	22,000,000	(218,000)
Gold Fields Limited	Call	04/17/2025	3,000	USD	20.00	USD	6,000,000	(270,000)
Hecla Mining Company	Call	03/21/2025	6,000	USD	8.00	USD	4,800,000	(258,000)
Kinross Gold Corp.	Call	11/15/2024	3,000	USD	9.00	USD	2,700,000	(367,500)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3	Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Lundin Gold Inc.	Call	12/20/2024	2,000	CAD	37.00	CAD	7,400,000	$(84,749)
MAG Silver Corp.	Call	11/15/2024	4,000	USD	15.00	USD	6,000,000	(910,000)
New Gold, Inc.	Call	11/15/2024	7,986	USD	2.00	USD	1,597,200	(718,740)
Newmont Corp.	Call	12/20/2024	5,000	USD	52.50	USD	26,250,000	(162,500)
Novagold Resources Inc.	Call	03/21/2025	5,000	USD	4.00	USD	2,000,000	(150,000)
Osisko Gold Royalties Ltd	Call	04/17/2025	4,000	USD	22.50	USD	9,000,000	(440,000)
Piedmont Lithium, Inc.	Call	02/21/2025	5,000	USD	20.00	USD	10,000,000	(850,000)
Royal Gold, Inc.	Call	11/15/2024	1,400	USD	165.00	USD	23,100,000	(56,000)
Sibanye Stillwater Ltd.	Call	04/17/2025	8,000	USD	6.00	USD	4,800,000	(360,000)
Sigma Lithium Corp	Call	04/17/2025	3,000	USD	18.00	USD	5,400,000	(285,000)
SSR Mining Inc.	Call	03/21/2025	5,000	USD	8.00	USD	4,000,000	(200,000)
Subtotal – Equity Call Options Written								(7,835,666)
Equity Risk
Agnico Eagle Mines Ltd.	Put	01/17/2025	2,000	USD	70.00	USD	14,000,000	(115,000)
A-Mark Precious Metals, Inc.	Put	03/21/2025	3,000	USD	35.00	USD	10,500,000	(795,000)
AngloGold Ashanti Ltd.	Put	01/17/2025	1,000	USD	25.00	USD	2,500,000	(80,000)
Barrick Gold Corp.	Put	02/21/2025	2,000	USD	18.00	USD	3,600,000	(164,000)
Cameco Corp.	Put	12/20/2024	2,000	USD	41.00	USD	8,200,000	(96,000)
DRDGOLD Ltd.	Put	11/15/2024	2,000	USD	7.50	USD	1,500,000	(5,000)
Eldorado Gold Corporation	Put	12/20/2024	3,000	USD	18.00	USD	5,400,000	(412,500)
Endeavour Mining PLC	Put	01/17/2025	2,000	CAD	29.00	CAD	5,800,000	(178,834)
Endeavour Silver Corp.	Put	02/21/2025	2,000	USD	4.00	USD	800,000	(55,000)
ERO Copper Corp.	Put	11/15/2024	2,000	CAD	26.00	CAD	5,200,000	(201,099)
Filo Corp.	Put	11/15/2024	1,000	CAD	21.50	CAD	2,150,000	(17,596)
Fortuna Mining Corp.	Put	03/21/2025	4,000	USD	4.50	USD	1,800,000	(160,000)
Franco-Nevada Corp.	Put	12/20/2024	1,000	USD	120.00	USD	12,000,000	(122,500)
Freeport-McMoran Inc.	Put	01/17/2025	3,000	USD	45.00	USD	13,500,000	(865,500)
Global X Silver Miners ETF	Put	04/17/2025	1,000	USD	30.00	USD	3,000,000	(190,000)
Gold Fields Limited	Put	04/17/2025	2,000	USD	15.00	USD	3,000,000	(230,000)
Ivanhoe Mines Ltd.	Put	12/20/2024	2,000	CAD	18.00	CAD	3,600,000	(93,367)
Lundin Gold, Inc.	Put	11/15/2024	2,000	CAD	18.50	CAD	3,700,000	(35,911)
MAG Silver Corp.	Put	11/15/2024	2,000	USD	12.50	USD	2,500,000	(5,000)
McEwen Mining, Inc.	Put	11/15/2024	2,000	USD	8.00	USD	1,600,000	(15,000)
Newmont Corp.	Put	12/20/2024	3,000	USD	47.50	USD	14,250,000	(990,000)
Pan American Silver Corp.	Put	04/17/2025	2,000	USD	20.00	USD	4,000,000	(260,000)
Royal Gold, Inc.	Put	11/15/2024	1,000	USD	115.00	USD	11,500,000	(47,500)
Sibanye Stillwater Ltd.	Put	04/17/2025	3,000	USD	4.00	USD	1,200,000	(127,500)
Sigma Lithium Corp	Put	04/17/2025	2,000	USD	11.00	USD	2,200,000	(295,000)
SSR Mining, Inc.	Put	12/20/2024	4,000	USD	5.00	USD	2,000,000	(70,000)
Torex Gold Resources, Inc.	Put	12/20/2024	3,000	CAD	19.50	CAD	5,850,000	(5,387)
Wheaton Precious Metals Corp.	Put	01/17/2025	2,000	USD	55.00	USD	11,000,000	(105,000)
Subtotal – Equity Put Options Written								(5,737,694)
Total Open Exchange-Traded Equity Options Written								$(13,573,360)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4	Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,340,478,735)	$2,210,521,915
Investments in affiliated money market funds, at value (Cost $33,685,223)	33,685,223
Cash collateral — exchange-traded options contracts	79,714
Cash	1,081,126
Foreign currencies, at value (Cost $19,332,486)	19,332,935
Receivable for:
Investments sold	578,957
Fund shares sold	2,183,395
Dividends	604,248
Investment for trustee deferred compensation and retirement plans	153,925
Other assets	77,358
Total assets	2,268,298,796
Liabilities:
Other investments:
Options written, at value (premiums received $16,388,026)	13,573,360
Payable for:
Investments purchased	9,383,676
Fund shares reacquired	2,955,883
Accrued fees to affiliates	1,008,614
Accrued trustees’ and officers’ fees and benefits	39,999
Accrued other operating expenses	123,397
Trustee deferred compensation and retirement plans	164,174
Total liabilities	27,249,103
Net assets applicable to shares outstanding	$2,241,049,693
Net assets consist of:
Shares of beneficial interest	$2,919,983,846
Distributable earnings (loss)	(678,934,153)
$2,241,049,693
Net Assets:
Class A	$982,009,263
Class C	$80,244,923
Class R	$146,118,007
Class Y	$611,015,631
Class R5	$1,501,974
Class R6	$420,159,895
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,637,757
Class C	3,012,850
Class R	5,140,713
Class Y	20,254,412
Class R5	49,734
Class R6	13,777,317
Class A:
Net asset value per share	$30.09
Maximum offering price per share (Net asset value of $30.09 ÷ 94.50%)	$31.84
Class C:
Net asset value and offering price per share	$26.63
Class R:
Net asset value and offering price per share	$28.42
Class Y:
Net asset value and offering price per share	$30.17
Class R5:
Net asset value and offering price per share	$30.20
Class R6:
Net asset value and offering price per share	$30.50

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5	Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,213,954)	$11,645,091
Dividends from affiliates	1,069,666
Total investment income	12,714,757
Expenses:
Advisory fees	6,092,034
Administrative services fees	146,070
Custodian fees	42,438
Distribution fees:
Class A	1,089,550
Class C	383,651
Class R	334,453
Transfer agent fees — A, C, R and Y	1,486,940
Transfer agent fees — R5	719
Transfer agent fees — R6	49,442
Trustees’ and officers’ fees and benefits	24,410
Registration and filing fees	63,877
Reports to shareholders	73,876
Professional services fees	47,759
Other	19,156
Total expenses	9,854,375
Less: Fees waived and/or expense offset arrangement(s)	(22,875)
Net expenses	9,831,500
Net investment income	2,883,257
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	169,746,097
Affiliated investment securities	(453)
Foreign currencies	15,087,263
Option contracts written	9,744,436
194,577,343
Change in net unrealized appreciation of:
Unaffiliated investment securities	221,353,925
Affiliated investment securities	582
Foreign currencies	29,007
Option contracts written	12,484,661
233,868,175
Net realized and unrealized gain	428,445,518
Net increase in net assets resulting from operations	$431,328,775
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6	Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$2,883,257	$6,325,424
Net realized gain (loss)	194,577,343	(78,678,306)
Change in net unrealized appreciation	233,868,175	50,668,273
Net increase (decrease) in net assets resulting from operations	431,328,775	(21,684,609)
Distributions to shareholders from distributable earnings:
Class A	—	(6,582,803)
Class C	—	(38,982)
Class R	—	(715,526)
Class Y	—	(5,211,617)
Class R5	—	(14,338)
Class R6	—	(4,140,261)
Total distributions from distributable earnings	—	(16,703,527)
Share transactions–net:
Class A	(39,521,002)	(77,119,299)
Class C	(8,971,311)	(16,861,360)
Class R	(5,763,331)	(10,805,631)
Class Y	717,472	(59,905,707)
Class R5	(73,436)	(28,092)
Class R6	(3,426,453)	5,473,440
Net increase (decrease) in net assets resulting from share transactions	(57,038,061)	(159,246,649)
Net increase (decrease) in net assets	374,290,714	(197,634,785)
Net assets:
Beginning of period	1,866,758,979	2,064,393,764
End of period	$2,241,049,693	$1,866,758,979
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7	Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$24.37	$0.03	$5.69	$5.72	$—	$30.09	23.47%(d)	$982,009	1.06%(d)(e)	1.06%(d)(e)	0.18%(d)(e)	26%
Year ended 04/30/24	24.58	0.06	(0.08)	(0.02)	(0.19)	24.37	(0.04)(d)	831,276	1.10(d)	1.10(d)	0.26(d)	30
Year ended 04/30/23	26.81	0.09	(2.22)	(2.13)	(0.10)	24.58	(7.90)(d)	924,057	1.06(d)	1.06(d)	0.43(d)	30
Year ended 04/30/22	27.70	0.05	(0.01)	0.04	(0.93)	26.81	0.43(d)	1,070,962	1.05(d)	1.05(d)	0.19(d)	32
Year ended 04/30/21	21.77	0.06	6.30	6.36	(0.43)	27.70	29.28(d)	1,098,007	1.05(d)	1.05(d)	0.21(d)	43
Ten months ended 04/30/20	17.87	0.02	3.94	3.96	(0.06)	21.77	22.21	705,341	1.17(e)	1.20(e)	0.13(e)	44
Year ended 06/30/19	15.51	0.00	2.36	2.36	—	17.87	15.22	532,925	1.17	1.18	0.00	35
Class C
Six months ended 10/31/24	21.65	(0.07)	5.05	4.98	—	26.63	23.00	80,245	1.82(e)	1.82(e)	(0.58)(e)	26
Year ended 04/30/24	21.84	(0.10)	(0.08)	(0.18)	(0.01)	21.65	(0.82)	73,420	1.86	1.86	(0.50)	30
Year ended 04/30/23	23.89	(0.06)	(1.99)	(2.05)	—	21.84	(8.58)	93,031	1.82	1.82	(0.33)	30
Year ended 04/30/22	24.98	(0.14)	(0.02)	(0.16)	(0.93)	23.89	(0.34)	116,380	1.81	1.81	(0.57)	32
Year ended 04/30/21	19.68	(0.14)	5.70	5.56	(0.26)	24.98	28.27	128,089	1.81	1.81	(0.55)	43
Ten months ended 04/30/20	16.20	(0.09)	3.57	3.48	—	19.68	21.48	99,528	1.92(e)	1.96(e)	(0.62)(e)	44
Year ended 06/30/19	14.17	(0.10)	2.13	2.03	—	16.20	14.33	88,904	1.92	1.93	(0.76)	35
Class R
Six months ended 10/31/24	23.05	(0.01)	5.38	5.37	—	28.42	23.30	146,118	1.32(e)	1.32(e)	(0.08)(e)	26
Year ended 04/30/24	23.26	0.00	(0.08)	(0.08)	(0.13)	23.05	(0.31)	123,912	1.36	1.36	0.00	30
Year ended 04/30/23	25.35	0.04	(2.10)	(2.06)	(0.03)	23.26	(8.10)	136,937	1.32	1.32	0.17	30
Year ended 04/30/22	26.32	(0.02)	(0.02)	(0.04)	(0.93)	25.35	0.14	157,476	1.31	1.31	(0.07)	32
Year ended 04/30/21	20.69	(0.01)	5.98	5.97	(0.34)	26.32	28.90	153,232	1.31	1.31	(0.05)	43
Ten months ended 04/30/20	16.98	(0.02)	3.75	3.73	(0.02)	20.69	21.99	125,316	1.42(e)	1.46(e)	(0.12)(e)	44
Year ended 06/30/19	14.77	(0.04)	2.25	2.21	—	16.98	14.96	113,589	1.42	1.43	(0.25)	35
Class Y
Six months ended 10/31/24	24.40	0.06	5.71	5.77	—	30.17	23.65	611,016	0.82(e)	0.82(e)	0.42(e)	26
Year ended 04/30/24	24.61	0.11	(0.08)	0.03	(0.24)	24.40	0.21	494,604	0.86	0.86	0.50	30
Year ended 04/30/23	26.86	0.15	(2.24)	(2.09)	(0.16)	24.61	(7.68)	568,856	0.82	0.82	0.67	30
Year ended 04/30/22	27.69	0.12	(0.02)	0.10	(0.93)	26.86	0.64	675,653	0.81	0.81	0.43	32
Year ended 04/30/21	21.78	0.12	6.31	6.43	(0.52)	27.69	29.57	600,958	0.81	0.81	0.45	43
Ten months ended 04/30/20	17.88	0.06	3.93	3.99	(0.09)	21.78	22.41	349,290	0.92(e)	0.96(e)	0.38(e)	44
Year ended 06/30/19	15.48	0.04	2.36	2.40	—	17.88	15.50	229,569	0.92	0.93	0.24	35
Class R5
Six months ended 10/31/24	24.42	0.07	5.71	5.78	—	30.20	23.67	1,502	0.74(e)	0.74(e)	0.50(e)	26
Year ended 04/30/24	24.63	0.13	(0.08)	0.05	(0.26)	24.42	0.31	1,246	0.76	0.76	0.60	30
Year ended 04/30/23	26.89	0.17	(2.24)	(2.07)	(0.19)	24.63	(7.60)	1,144	0.73	0.73	0.76	30
Year ended 04/30/22	27.69	0.14	(0.01)	0.13	(0.93)	26.89	0.75	2,164	0.72	0.72	0.52	32
Year ended 04/30/21	21.79	0.16	6.31	6.47	(0.57)	27.69	29.75	141	0.69	0.69	0.57	43
Ten months ended 04/30/20	17.87	0.08	3.95	4.03	(0.11)	21.79	22.65	30	0.77(e)	0.77(e)	0.53(e)	44
Period ended 06/30/19(f)	14.75	0.01	3.11	3.12	—	17.87	21.15	12	0.80(e)	0.80(e)	0.35(e)	35
Class R6
Six months ended 10/31/24	24.65	0.08	5.77	5.85	—	30.50	23.73	420,160	0.67(e)	0.67(e)	0.57(e)	26
Year ended 04/30/24	24.87	0.15	(0.08)	0.07	(0.29)	24.65	0.38	342,300	0.69	0.69	0.67	30
Year ended 04/30/23	27.15	0.18	(2.25)	(2.07)	(0.21)	24.87	(7.52)	340,370	0.66	0.66	0.83	30
Year ended 04/30/22	27.94	0.16	(0.02)	0.14	(0.93)	27.15	0.78	354,476	0.65	0.65	0.59	32
Year ended 04/30/21	21.98	0.16	6.37	6.53	(0.57)	27.94	29.79	293,817	0.66	0.66	0.60	43
Ten months ended 04/30/20	18.03	0.09	3.98	4.07	(0.12)	21.98	22.65	197,933	0.74(e)	0.74(e)	0.56(e)	44
Year ended 06/30/19	15.58	0.06	2.39	2.45	—	18.03	15.73	133,853	0.75	0.76	0.41	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $210,653,892 and sold of $9,084,044 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Gold & Precious Metals Fund into the Fund.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2024 and the years ended April 30, 2024, 2023, 2022 and 2021.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8	Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Gold & Special Minerals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
9	Invesco Gold & Special Minerals Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.
10	Invesco Gold & Special Minerals Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
K.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or
11	Invesco Gold & Special Minerals Fund

other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer or limited number of issuers than a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer or limited number of issuers, the Fund is more subject to the risks associated with and developments affecting that issuer or limited number of issuers than a fund that invests more widely.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $150 million	0.720%
Next $350 million	0.680%
Next $1.3 billion	0.560%
Next $2 billion	0.460%
Next $2 billion	0.410%
Next $2 billion	0.385%
Next $8 billion	0.360%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.60%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $22,062.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $44,974 in front-end sales commissions from the sale of Class A shares and $231 and $5,358 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
12	Invesco Gold & Special Minerals Fund

For the six months ended October 31, 2024, the Fund incurred $83,699 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$52,115,262	$492,633,320	$14,636,508	$559,385,090
Bosnia and Herzegovina	—	11,375,060	—	11,375,060
Brazil	25,966,991	—	—	25,966,991
Burkina Faso	42,224,844	—	—	42,224,844
Canada	1,096,609,005	1,038,981	—	1,097,647,986
China	—	42,304,020	—	42,304,020
Colombia	26,077,364	—	—	26,077,364
Egypt	—	18,464,260	—	18,464,260
Peru	—	2,717,270	—	2,717,270
South Africa	81,159,705	6,527,320	—	87,687,025
Turkey	26,254,790	—	—	26,254,790
United Kingdom	28,136,380	—	—	28,136,380
United States	223,972,342	—	—	223,972,342
Zambia	18,308,493	—	—	18,308,493
Money Market Funds	33,685,223	—	—	33,685,223
Total Investments in Securities	1,654,510,399	575,060,231	14,636,508	2,244,207,138
Other Investments - Liabilities*
Options Written	(13,215,860)	(357,500)	—	(13,573,360)
Total Investments	$1,641,294,539	$574,702,731	$14,636,508	$2,230,633,778

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2024:
Value
Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$(13,573,360)
Derivatives not subject to master netting agreements	13,573,360
Total Derivative Liabilities subject to master netting agreements	$—
13	Invesco Gold & Special Minerals Fund

Effect of Derivative Investments for the six months ended October 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
Equity Risk
Realized Gain:
Options written	$9,744,436
Change in Net Unrealized Appreciation:
Options written	12,484,661
Total	$22,229,097
The table below summarizes the average notional value of derivatives held during the period.
Equity Options Written
Average notional value	$377,664,071
Average contracts	171,982
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $813.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$236,578,877	$1,435,830,524	$1,672,409,401
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $527,245,695 and $582,773,090, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$827,325,125
Aggregate unrealized (depreciation) of investments	(48,008,582)
Net unrealized appreciation of investments	$779,316,543
14	Invesco Gold & Special Minerals Fund

Cost of investments for tax purposes is $1,451,317,235.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,610,125	$71,209,440	5,506,560	$123,711,403
Class C	223,436	5,518,836	466,657	9,352,347
Class R	694,875	17,960,654	1,504,943	31,679,165
Class Y	2,741,765	75,704,391	5,174,484	115,305,282
Class R5	13,883	359,693	95,524	2,051,778
Class R6	2,879,604	78,348,198	5,781,465	130,542,828
Issued as reinvestment of dividends:
Class A	-	-	268,361	6,040,773
Class C	-	-	1,715	34,398
Class R	-	-	33,537	714,677
Class Y	-	-	182,307	4,105,545
Class R5	-	-	632	14,240
Class R6	-	-	174,584	3,968,283
Automatic conversion of Class C shares to Class A shares:
Class A	220,245	5,967,188	377,474	8,306,972
Class C	(248,388)	(5,967,188)	(425,189)	(8,306,972)
Reacquired:
Class A	(4,308,674)	(116,697,630)	(9,633,845)	(215,178,447)
Class C	(353,267)	(8,522,959)	(912,611)	(17,941,133)
Class R	(930,333)	(23,723,985)	(2,050,621)	(43,199,473)
Class Y	(2,757,862)	(74,986,919)	(8,198,300)	(179,316,534)
Class R5	(15,196)	(433,129)	(91,540)	(2,094,110)
Class R6	(2,990,072)	(81,774,651)	(5,754,160)	(129,037,671)
Net increase (decrease) in share activity	(2,219,859)	$(57,038,061)	(7,498,023)	$(159,246,649)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
15	Invesco Gold & Special Minerals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Gold & Special Minerals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Philadelphia Gold & Silver Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year
16	Invesco Gold & Special Minerals Fund

periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective in 2020. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
17	Invesco Gold & Special Minerals Fund

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco Gold & Special Minerals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Gold & Special Minerals Fund

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-GSM-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Small Cap Value Fund
Nasdaq:
A: VSCAX ■ C: VSMCX ■ R: VSRAX ■ Y: VSMIX ■ R6: SMVSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.53%
Aerospace & Defense–2.38%
CAE, Inc. (Canada)(b)	1,337,000	$23,531,200
Hensoldt AG (Germany)	1,005,508	34,211,834
Leonardo S.p.A. (Italy)	3,202,400	76,331,769
Theon International PLC (Cyprus)	510,500	4,896,844
		138,971,647
Agricultural & Farm Machinery–0.75%
AGCO Corp.(c)	437,400	43,670,016
Application Software–0.24%
Mitek Systems, Inc.(b)(c)	1,652,922	14,198,600
Asset Management & Custody Banks–0.46%
WisdomTree, Inc.(c)	2,575,900	26,660,565
Automotive Parts & Equipment–0.21%
Dana, Inc.	1,620,496	12,429,204
Biotechnology–2.01%
Amicus Therapeutics, Inc.(b)	1,187,600	13,562,392
Apellis Pharmaceuticals, Inc.(b)(c)	260,500	7,101,230
Arcutis Biotherapeutics, Inc.(b)(c)	903,900	7,511,409
Ascendis Pharma A/S, ADR (Denmark)(b)	94,100	11,557,362
Dynavax Technologies Corp.(b)(c)	1,278,800	15,153,780
Ionis Pharmaceuticals, Inc.(b)(c)	326,100	12,518,979
Mirum Pharmaceuticals, Inc.(b)(c)	270,400	10,399,584
Neurocrine Biosciences, Inc.(b)	100,500	12,087,135
Rhythm Pharmaceuticals, Inc.(b)(c)	167,600	7,999,548
Rocket Pharmaceuticals, Inc.(b)(c)	309,800	5,158,170
Ultragenyx Pharmaceutical, Inc.(b)	279,000	14,226,210
		117,275,799
Building Products–0.18%
Janus International Group, Inc.(b)(c)	1,438,000	10,583,680
Casinos & Gaming–1.01%
PENN Entertainment, Inc.(b)(c)	2,986,700	58,987,325
Commodity Chemicals–0.39%
Orion S.A. (Germany)	1,504,400	22,550,956
Communications Equipment–4.42%
Harmonic, Inc.(b)(c)	5,411,300	60,011,317
Lumentum Holdings, Inc.(b)(c)	3,098,382	197,893,658
		257,904,975
Construction & Engineering–4.30%
AECOM(c)	524,218	55,986,483
Concrete Pumping Holdings, Inc.(b)(c)	551,100	3,058,605
MasTec, Inc.(b)(c)	931,800	114,508,902
Orion Group Holdings, Inc.(b)(c)	685,800	4,190,238
Primoris Services Corp.	1,165,534	72,985,739
		250,729,967
Construction Machinery & Heavy Transportation Equipment– 1.71%
Astec Industries, Inc.	221,378	7,035,393
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Manitowoc Co., Inc. (The)(b)	989,100	$9,238,194
NFI Group, Inc. (Canada)(b)	1,379,100	15,699,167
Oshkosh Corp.	472,700	48,328,848
REV Group, Inc.(c)	738,400	19,567,600
		99,869,202
Copper–1.64%
Capstone Copper Corp. (Canada)(b)	10,093,300	69,808,941
ERO Copper Corp. (Brazil)(b)	1,401,900	25,745,382
		95,554,323
Diversified Chemicals–1.18%
Huntsman Corp.(c)	3,136,063	68,993,386
Diversified Metals & Mining–2.83%
Hudbay Minerals, Inc. (Canada)	8,732,100	78,152,295
MP Materials Corp.(b)(c)	1,411,300	25,389,287
Teck Resources Ltd., Class B (Canada)	1,317,500	61,250,575
		164,792,157
Electric Utilities–2.19%
NRG Energy, Inc.	1,411,200	127,572,480
Electrical Components & Equipment–4.01%
EnerSys	666,000	64,508,760
Vertiv Holdings Co., Class A(c)	1,546,022	168,964,744
		233,473,504
Electronic Components–4.10%
Bel Fuse, Inc., Class B(c)	71,374	5,383,027
Coherent Corp.(b)(c)	2,529,069	233,787,138
		239,170,165
Electronic Equipment & Instruments–0.84%
Crane NXT Co.(c)	903,500	49,032,945
Electronic Manufacturing Services–0.47%
Benchmark Electronics, Inc.(c)	627,100	27,153,430
Fertilizers & Agricultural Chemicals–0.51%
Mosaic Co. (The)(c)	1,104,300	29,551,068
Food Distributors–0.50%
Performance Food Group Co.(b)	359,800	29,233,750
Gold–0.75%
Kinross Gold Corp. (Canada)	1,470,800	14,825,664
Sandstorm Gold Ltd. (Canada)	4,768,500	28,849,425
		43,675,089
Health Care Equipment–1.68%
Integra LifeSciences Holdings Corp.(b)(c)	1,691,400	31,730,664
QuidelOrtho Corp.(b)(c)	1,741,700	66,271,685
		98,002,349
Health Care Services–0.28%
Fresenius Medical Care AG (Germany)	413,703	16,194,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Small Cap Value Fund

Shares		Value
Hotels, Resorts & Cruise Lines–3.49%
Expedia Group, Inc.(b)	811,400	$126,829,934
Travel + Leisure Co.(c)	1,608,076	76,882,114
		203,712,048
Human Resource & Employment Services–1.17%
Kelly Services, Inc., Class A(c)	367,710	7,350,523
ManpowerGroup, Inc.	748,700	47,055,795
TrueBlue, Inc.(b)(c)(d)	1,821,900	13,646,031
		68,052,349
Industrial Machinery & Supplies & Components–3.31%
Chart Industries, Inc.(b)(c)	645,100	77,876,472
Columbus McKinnon Corp.	402,900	12,816,249
Gates Industrial Corp. PLC(b)	2,264,100	43,810,335
Konecranes OYJ (Finland)	847,500	58,507,444
		193,010,500
Interactive Home Entertainment–0.48%
Ubisoft Entertainment S.A. (France)(b)(c)	1,855,200	27,957,045
Investment Banking & Brokerage–0.97%
Lazard, Inc.	1,068,800	56,635,712
IT Consulting & Other Services–2.92%
Converge Technology Solutions Corp. (Canada)	8,080,600	17,410,709
Endava PLC, ADR (United Kingdom)(b)(d)	3,010,600	71,200,690
EPAM Systems, Inc.(b)	431,200	81,345,880
		169,957,279
Life & Health Insurance–2.17%
Globe Life, Inc.	1,195,600	126,255,360
Life Sciences Tools & Services–1.21%
Avantor, Inc.(b)(c)	3,143,200	70,313,384
Managed Health Care–0.64%
Molina Healthcare, Inc.(b)	116,500	37,422,130
Office Services & Supplies–0.53%
MillerKnoll, Inc.(c)	1,371,100	30,657,796
Oil & Gas Drilling–0.34%
Patterson-UTI Energy, Inc.(c)	2,586,187	19,836,054
Oil & Gas Exploration & Production–5.19%
Advantage Energy Ltd. (Canada)(b)	3,517,500	22,004,112
Antero Resources Corp.(b)	1,081,900	27,999,572
ARC Resources Ltd. (Canada)	3,721,700	61,638,526
Expand Energy Corp.(c)	731,444	61,967,936
Kosmos Energy Ltd. (Ghana)(b)(c)	6,836,900	25,706,744
Northern Oil and Gas, Inc.(c)	1,268,880	45,996,900
Tamarack Valley Energy Ltd. (Canada)(c)	9,160,000	27,302,043
Veren, Inc. (Canada)	5,850,500	30,127,543
		302,743,376
Oil & Gas Storage & Transportation–0.20%
New Fortress Energy, Inc.(c)	1,388,923	11,680,842
Packaged Foods & Meats–0.47%
Hain Celestial Group, Inc. (The)(b)(c)	3,118,768	27,226,845
Paper & Plastic Packaging Products & Materials–0.54%
Sealed Air Corp.(c)	864,200	31,266,756
Shares		Value
Passenger Ground Transportation–0.05%
Mobico Group PLC (United Kingdom)(b)	3,446,760	$3,083,526
Pharmaceuticals–0.97%
Axsome Therapeutics, Inc.(b)(c)	194,400	17,307,432
Intra-Cellular Therapies, Inc.(b)(c)	207,000	17,543,250
Tarsus Pharmaceuticals, Inc.(b)(c)	484,800	21,568,752
		56,419,434
Regional Banks–14.69%
Citizens Financial Group, Inc.	1,877,200	79,067,664
East West Bancorp, Inc.	1,397,600	136,252,024
Five Star Bancorp	338,454	10,180,697
Huntington Bancshares, Inc.	6,699,858	104,450,786
Independent Bank Group, Inc.	538,800	31,444,368
Pinnacle Financial Partners, Inc.	1,077,000	113,569,650
SouthState Corp.	325,200	31,716,756
Texas Capital Bancshares, Inc.(b)	420,200	32,334,390
Webster Financial Corp.	2,286,400	118,435,520
Western Alliance Bancorporation	2,391,300	198,980,073
		856,431,928
Research & Consulting Services–2.71%
Amentum Holdings, Inc.(b)	2,258,800	67,176,712
KBR, Inc.	1,358,800	91,053,188
		158,229,900
Restaurants–0.86%
Cheesecake Factory, Inc. (The)(c)	1,010,147	46,688,994
Marston’s PLC (United Kingdom)(b)	7,349,549	3,624,538
		50,313,532
Semiconductor Materials & Equipment–3.42%
Ichor Holdings Ltd.(b)(c)	355,480	9,690,385
MKS Instruments, Inc.(c)	696,713	69,204,502
Onto Innovation, Inc.(b)	564,900	112,036,617
Ultra Clean Holdings, Inc.(b)	246,773	8,254,557
		199,186,061
Semiconductors–3.28%
MaxLinear, Inc.(b)	458,043	5,940,818
Rambus, Inc.(b)(c)	2,715,400	129,850,428
Silicon Motion Technology Corp., ADR (Taiwan)	1,024,300	55,117,583
		190,908,829
Silver–1.22%
Pan American Silver Corp. (Canada)	3,040,313	71,173,727
Specialized Finance–0.74%
Burford Capital Ltd.	3,178,026	42,903,351
Specialty Chemicals–0.41%
Element Solutions, Inc.(c)	878,300	23,801,930
Trading Companies & Distributors–4.51%
Air Lease Corp., Class A(c)	909,900	40,354,065
Beacon Roofing Supply, Inc.(b)	603,300	55,545,831
MSC Industrial Direct Co., Inc., Class A	750,800	59,365,756
WESCO International, Inc.	561,000	107,695,170
		262,960,822
Total Common Stocks & Other Equity Interests (Cost $4,566,404,485)		5,568,371,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Small Cap Value Fund

Shares		Value

Exchange-Traded Funds–3.56%
Global X Copper Miners ETF(c)	1,255,600	$54,857,164
Global X Uranium ETF(c)	2,002,100	61,524,533
VanEck Junior Gold Miners ETF(c)	1,762,400	90,904,592
Total Exchange-Traded Funds (Cost $176,519,357)		207,286,289
Money Market Funds–0.85%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	17,501,173	17,501,173
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	32,130,324	32,130,324
Total Money Market Funds (Cost $49,631,497)		49,631,497
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,792,555,339)		5,825,289,272
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.32%
Invesco Private Government Fund, 4.84%(d)(e)(f)	150,165,061	$150,165,061
Invesco Private Prime Fund, 4.99%(d)(e)(f)	392,804,220	392,922,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $543,106,694)		543,087,122
TOTAL INVESTMENTS IN SECURITIES–109.26% (Cost $5,335,662,033)		6,368,376,394
OTHER ASSETS LESS LIABILITIES—(9.26)%		(539,742,272)
NET ASSETS–100.00%		$5,828,634,122
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,221,338	$266,456,555	$(265,176,720)	$-	$-	$17,501,173	$883,035
Invesco Liquid Assets Portfolio, Institutional Class	11,214,568	82,940,002	(94,154,816)	(2,184)	2,430	-	295,471
Invesco Treasury Portfolio, Institutional Class	18,538,672	430,535,546	(416,943,894)	-	-	32,130,324	1,335,926
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,095,948	547,824,163	(495,755,050)	-	-	150,165,061	3,132,439*
Invesco Private Prime Fund	253,313,911	928,101,003	(788,501,821)	(2,851)	11,819	392,922,061	8,415,853*
Investments in Other Affiliates:
Endava PLC, ADR	63,237,400	26,682,706	-	(18,719,416)	-	71,200,690	-
TrueBlue, Inc.	13,588,722	4,014,368	-	(3,957,059)	-	13,646,031	-
Total	$474,210,559	$2,286,554,343	$(2,060,532,301)	$(22,681,510)	$14,249	$677,565,340	$14,062,724

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Small Cap Value Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $4,622,919,391)*	$5,690,811,054
Investments in affiliates, at value (Cost $712,742,642)	677,565,340
Foreign currencies, at value (Cost $460,531)	456,726
Receivable for:
Investments sold	7,894,119
Fund shares sold	6,588,388
Dividends	2,135,431
Investment for trustee deferred compensation and retirement plans	238,703
Other assets	118,929
Total assets	6,385,808,690
Liabilities:
Payable for:
Investments purchased	6,898,672
Fund shares reacquired	5,237,007
Collateral upon return of securities loaned	543,106,694
Accrued fees to affiliates	1,626,720
Accrued other operating expenses	49,998
Trustee deferred compensation and retirement plans	255,477
Total liabilities	557,174,568
Net assets applicable to shares outstanding	$5,828,634,122
Net assets consist of:
Shares of beneficial interest	$4,354,817,521
Distributable earnings	1,473,816,601
$5,828,634,122
Net Assets:
Class A	$1,127,270,746
Class C	$46,255,756
Class R	$27,204,340
Class Y	$3,471,680,163
Class R6	$1,156,223,117
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,478,645
Class C	4,065,672
Class R	1,132,033
Class Y	130,753,021
Class R6	43,060,499
Class A:
Net asset value per share	$24.25
Maximum offering price per share (Net asset value of $24.25 ÷ 94.50%)	$25.66
Class C:
Net asset value and offering price per share	$11.38
Class R:
Net asset value and offering price per share	$24.03
Class Y:
Net asset value and offering price per share	$26.55
Class R6:
Net asset value and offering price per share	$26.85

*	At October 31, 2024, securities with an aggregate value of $520,078,455 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Small Cap Value Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Interest	$282
Dividends (net of foreign withholding taxes of $851,337)	29,864,515
Dividends from affiliated money market funds (includes net securities lending income of $672,638)	3,187,070
Total investment income	33,051,867
Expenses:
Advisory fees	16,510,037
Administrative services fees	357,801
Custodian fees	30,503
Distribution fees:
Class A	1,393,011
Class C	232,375
Class R	66,026
Transfer agent fees — A, C, R and Y	3,427,674
Transfer agent fees — R6	124,087
Trustees’ and officers’ fees and benefits	32,371
Registration and filing fees	93,506
Reports to shareholders	138,334
Professional services fees	44,529
Other	28,271
Total expenses	22,478,525
Less: Fees waived and/or expense offset arrangement(s)	(60,637)
Net expenses	22,417,888
Net investment income	10,633,979
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	332,133,996
Affiliated investment securities	14,249
Foreign currencies	53,714
Forward foreign currency contracts	(2,711,185)
329,490,774
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	172,855,093
Affiliated investment securities	(22,681,510)
Foreign currencies	3,946
Forward foreign currency contracts	486,248
150,663,777
Net realized and unrealized gain	480,154,551
Net increase in net assets resulting from operations	$490,788,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Small Cap Value Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$10,633,979	$21,589,507
Net realized gain	329,490,774	206,702,859
Change in net unrealized appreciation	150,663,777	767,707,335
Net increase in net assets resulting from operations	490,788,530	995,999,701
Distributions to shareholders from distributable earnings:
Class A	—	(45,260,052)
Class C	—	(3,274,934)
Class R	—	(990,076)
Class Y	—	(84,433,654)
Class R6	—	(29,735,481)
Total distributions from distributable earnings	—	(163,694,197)
Share transactions–net:
Class A	(42,526,118)	47,227,752
Class C	(3,478,138)	6,785,141
Class R	153,443	4,596,065
Class Y	612,517,042	705,640,377
Class R6	201,157,922	284,280,773
Net increase in net assets resulting from share transactions	767,824,151	1,048,530,108
Net increase in net assets	1,258,612,681	1,880,835,612
Net assets:
Beginning of period	4,570,021,441	2,689,185,829
End of period	$5,828,634,122	$4,570,021,441
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Small Cap Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$22.06	$0.02	$2.17	$2.19	$—	$—	$—	$24.25	9.93%	$1,127,271	1.06%(d)	1.06%(d)	0.20%(d)	20%
Year ended 04/30/24	17.33	0.09	5.64	5.73	(0.11)	(0.89)	(1.00)	22.06	33.73	1,065,495	1.11	1.11	0.44	40
Year ended 04/30/23	18.37	0.10	0.62	0.72	(0.06)	(1.70)	(1.76)	17.33	4.09	798,428	1.09	1.09	0.58	51
Year ended 04/30/22	20.84	0.01	0.62	0.63	(0.00)	(3.10)	(3.10)	18.37	3.75	721,429	1.09	1.09	0.11	79
Year ended 04/30/21	9.62	0.03	11.24	11.27	(0.05)	—	(0.05)	20.84	117.30	687,428	1.12	1.12	0.24	71
Year ended 04/30/20	14.10	0.02	(4.14)	(4.12)	—	(0.36)	(0.36)	9.62	(30.02)	372,448	1.13	1.13	0.16	47
Class C
Six months ended 10/31/24	10.39	(0.03)	1.02	0.99	—	—	—	11.38	9.53	46,256	1.81(d)	1.81(d)	(0.55)(d)	20
Year ended 04/30/24	8.61	(0.03)	2.75	2.72	(0.05)	(0.89)	(0.94)	10.39	32.74	45,502	1.86	1.86	(0.31)	40
Year ended 04/30/23	10.00	(0.02)	0.33	0.31	(0.00)	(1.70)	(1.70)	8.61	3.36	32,363	1.84	1.84	(0.17)	51
Year ended 04/30/22	12.85	(0.07)	0.32	0.25	(0.00)	(3.10)	(3.10)	10.00	2.99	23,397	1.84	1.84	(0.64)	79
Year ended 04/30/21	5.96	(0.04)	6.94	6.90	(0.01)	—	(0.01)	12.85	115.93(e)	17,598	1.81(e)	1.81(e)	(0.45)(e)	71
Year ended 04/30/20	8.93	(0.04)	(2.57)	(2.61)	—	(0.36)	(0.36)	5.96	(30.50)(e)	10,133	1.84(e)	1.84(e)	(0.55)(e)	47
Class R
Six months ended 10/31/24	21.88	(0.01)	2.16	2.15	—	—	—	24.03	9.83	27,204	1.31(d)	1.31(d)	(0.05)(d)	20
Year ended 04/30/24	17.22	0.04	5.60	5.64	(0.09)	(0.89)	(0.98)	21.88	33.37	24,633	1.36	1.36	0.19	40
Year ended 04/30/23	18.28	0.06	0.61	0.67	(0.03)	(1.70)	(1.73)	17.22	3.83	15,241	1.34	1.34	0.33	51
Year ended 04/30/22	20.79	(0.03)	0.62	0.59	(0.00)	(3.10)	(3.10)	18.28	3.52	11,315	1.34	1.34	(0.14)	79
Year ended 04/30/21	9.61	(0.00)(f)	11.21	11.21	(0.03)	—	(0.03)	20.79	116.81	9,140	1.37	1.37	(0.01)	71
Period ended 04/30/20(g)	8.49	(0.00)(f)	1.12	1.12	—	—	—	9.61	13.19	3,866	1.37(d)	1.37(d)	(0.08)(d)	47
Class Y
Six months ended 10/31/24	24.12	0.06	2.37	2.43	—	—	—	26.55	10.07	3,471,680	0.81(d)	0.81(d)	0.45(d)	20
Year ended 04/30/24	18.86	0.15	6.16	6.31	(0.16)	(0.89)	(1.05)	24.12	34.06	2,576,033	0.86	0.86	0.69	40
Year ended 04/30/23	19.84	0.16	0.66	0.82	(0.10)	(1.70)	(1.80)	18.86	4.31	1,416,555	0.84	0.84	0.83	51
Year ended 04/30/22	22.23	0.08	0.67	0.75	(0.04)	(3.10)	(3.14)	19.84	4.06	1,085,935	0.84	0.84	0.36	79
Year ended 04/30/21	10.25	0.07	11.98	12.05	(0.07)	—	(0.07)	22.23	117.78	812,019	0.87	0.87	0.49	71
Year ended 04/30/20	14.95	0.06	(4.40)	(4.34)	—	(0.36)	(0.36)	10.25	(29.79)	457,857	0.88	0.88	0.41	47
Class R6
Six months ended 10/31/24	24.37	0.08	2.40	2.48	—	—	—	26.85	10.18	1,156,223	0.67(d)	0.67(d)	0.59(d)	20
Year ended 04/30/24	19.05	0.18	6.21	6.39	(0.18)	(0.89)	(1.07)	24.37	34.20	858,358	0.71	0.71	0.84	40
Year ended 04/30/23	20.01	0.19	0.68	0.87	(0.13)	(1.70)	(1.83)	19.05	4.50	426,599	0.70	0.70	0.97	51
Year ended 04/30/22	22.39	0.11	0.67	0.78	(0.06)	(3.10)	(3.16)	20.01	4.17	221,751	0.70	0.70	0.50	79
Year ended 04/30/21	10.31	0.09	12.07	12.16	(0.08)	—	(0.08)	22.39	118.25	78,279	0.73	0.73	0.63	71
Year ended 04/30/20	15.02	0.08	(4.43)	(4.35)	—	(0.36)	(0.36)	10.31	(29.71)	60,628	0.70	0.70	0.59	47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $23,823,797 in connection with the acquisition of Invesco Oppenheimer Small Cap Value Fund into the Fund.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% and 0.96% for the years ended April 30, 2021 and 2020, respectively.
(f)	Amount represents less than $(0.005).
(g)	Commencement date of April 17, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Small Cap Value Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund has limited public sales of its shares to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Small Cap Value Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10	Invesco Small Cap Value Fund

compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $49,688 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.645%
Over $1 billion	0.620%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $47,406.
11	Invesco Small Cap Value Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $108,050 in front-end sales commissions from the sale of Class A shares and $2,527 and $1,305 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $68,830 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,343,564,098	$224,807,388	$—	$5,568,371,486
Exchange-Traded Funds	207,286,289	—	—	207,286,289
Money Market Funds	49,631,497	543,087,122	—	592,718,619
Total Investments	$5,600,481,884	$767,894,510	$—	$6,368,376,394
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2024.
12	Invesco Small Cap Value Fund

Effect of Derivative Investments for the six months ended October 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,711,185)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	486,248
Total	$(2,224,937)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$252,178,569
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,231.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,320,006	$1,119,483	$6,439,489
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $1,807,541,836 and $1,017,457,745, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,328,345,789
Aggregate unrealized (depreciation) of investments	(305,691,591)
Net unrealized appreciation of investments	$1,022,654,198
Cost of investments for tax purposes is $5,345,722,196.
13	Invesco Small Cap Value Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,563,758	$59,875,090	9,760,696	$193,652,081
Class C	269,253	2,964,474	1,941,123	18,840,075
Class R	114,624	2,661,165	456,690	8,828,717
Class Y	36,469,706	931,545,307	64,116,614	1,393,315,035
Class R6	11,637,649	299,204,533	20,130,079	439,470,909
Issued as reinvestment of dividends:
Class A	-	-	2,156,145	42,713,236
Class C	-	-	327,224	3,062,814
Class R	-	-	49,492	973,498
Class Y	-	-	3,224,710	69,782,715
Class R6	-	-	1,272,960	27,826,915
Automatic conversion of Class C shares to Class A shares:
Class A	60,763	1,445,469	120,309	2,390,686
Class C	(129,299)	(1,445,469)	(249,374)	(2,390,686)
Reacquired:
Class A	(4,447,806)	(103,846,677)	(9,798,483)	(191,528,251)
Class C	(454,925)	(4,997,143)	(1,397,155)	(12,727,062)
Class R	(108,218)	(2,507,722)	(265,462)	(5,206,150)
Class Y	(12,523,839)	(319,028,265)	(35,630,783)	(757,457,373)
Class R6	(3,793,145)	(98,046,611)	(8,582,174)	(183,017,051)
Net increase in share activity	29,658,521	$767,824,151	47,632,611	$1,048,530,108

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
15	Invesco Small Cap Value Fund

C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the
Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Small Cap Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Small Cap Value Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-SCV-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Technology Fund
Nasdaq:
A: ITYAX ■ C: ITHCX ■ Y: ITYYX ■ Investor: FTCHX ■ R5: FTPIX ■ R6: FTPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.13%
Advertising–1.64%
Trade Desk, Inc. (The), Class A(b)	233,392	$28,056,052
Aerospace & Defense–0.97%
Axon Enterprise, Inc.(b)	39,305	16,645,668
Application Software–15.45%
AppFolio, Inc., Class A(b)	18,019	3,745,610
AppLovin Corp., Class A(b)	80,204	13,585,756
Atlassian Corp., Class A(b)	68,030	12,826,376
Autodesk, Inc.(b)	70,278	19,944,896
Datadog, Inc., Class A(b)	213,374	26,765,635
Guidewire Software, Inc.(b)	72,267	13,460,451
HubSpot, Inc.(b)	40,968	22,728,637
Manhattan Associates, Inc.(b)	45,212	11,907,032
Pegasystems, Inc.	248,303	19,725,190
Procore Technologies, Inc.(b)(c)	137,543	9,029,698
Q2 Holdings, Inc.(b)(c)	219,829	18,610,723
Salesforce, Inc.	98,311	28,644,876
Samsara, Inc., Class A(b)	502,994	24,038,083
SAP SE, ADR (Germany)(c)	75,220	17,574,401
Tyler Technologies, Inc.(b)	36,025	21,816,380
		264,403,744
Asset Management & Custody Banks–1.33%
KKR & Co., Inc., Class A	164,122	22,688,225
Automobile Manufacturers–0.75%
Tesla, Inc.(b)	51,460	12,857,281
Broadline Retail–4.02%
Amazon.com, Inc.(b)	274,064	51,085,530
MercadoLibre, Inc. (Brazil)(b)	8,722	17,768,284
		68,853,814
Communications Equipment–3.84%
Arista Networks, Inc.(b)	95,334	36,840,871
Lumentum Holdings, Inc.(b)	189,083	12,076,731
Motorola Solutions, Inc.	37,416	16,812,880
		65,730,482
Construction & Engineering–1.24%
Quanta Services, Inc.	70,434	21,245,007
Consumer Finance–1.13%
American Express Co.	71,385	19,279,661
Education Services–0.56%
Duolingo, Inc.(b)	32,535	9,531,779
Electrical Components & Equipment–2.04%
Eaton Corp. PLC	45,488	15,082,911
Vertiv Holdings Co., Class A	180,779	19,757,337
		34,840,248
Electronic Components–2.63%
Amphenol Corp., Class A	242,244	16,235,193
Shares		Value
Electronic Components–(continued)
Coherent Corp.(b)	312,234	$28,862,911
		45,098,104
Electronic Equipment & Instruments–1.06%
Zebra Technologies Corp., Class A(b)	47,636	18,195,523
Electronic Manufacturing Services–0.75%
Flex Ltd.(b)	372,000	12,897,240
Financial Exchanges & Data–1.03%
Moody’s Corp.	38,737	17,588,147
Health Care Equipment–1.31%
Intuitive Surgical, Inc.(b)	44,522	22,431,965
Health Care REITs–0.81%
Welltower, Inc.	103,222	13,922,583
Industrial Machinery & Supplies & Components–0.89%
Parker-Hannifin Corp.	23,887	15,146,030
Interactive Media & Services–6.67%
Alphabet, Inc., Class A	160,853	27,523,557
Meta Platforms, Inc., Class A	110,635	62,794,213
Reddit, Inc., Class A(b)	199,198	23,764,322
		114,082,092
Internet Services & Infrastructure–1.18%
Cloudflare, Inc., Class A(b)(c)	138,434	12,142,046
Shopify, Inc., Class A (Canada)(b)	103,791	8,117,494
		20,259,540
Investment Banking & Brokerage–1.07%
Goldman Sachs Group, Inc. (The)	35,513	18,388,276
IT Consulting & Other Services–0.75%
Globant S.A.(b)	61,272	12,860,380
Movies & Entertainment–3.57%
Netflix, Inc.(b)	45,657	34,518,062
Spotify Technology S.A. (Sweden)(b)	69,089	26,606,174
		61,124,236
Passenger Ground Transportation–1.07%
Uber Technologies, Inc.(b)	254,378	18,327,935
Real Estate Services–0.81%
CBRE Group, Inc., Class A(b)	105,451	13,810,917
Restaurants–0.84%
DoorDash, Inc., Class A(b)	92,176	14,443,979
Semiconductor Materials & Equipment–0.50%
Nova Ltd. (Israel)(b)	46,064	8,535,659
Semiconductors–22.96%
Analog Devices, Inc.	75,928	16,940,296
Astera Labs, Inc.(b)(c)	296,277	20,786,794
Broadcom, Inc.	452,812	76,873,893
Impinj, Inc.(b)(c)	54,968	10,443,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Technology Fund

Shares		Value
Semiconductors–(continued)
MACOM Technology Solutions Holdings, Inc.(b)(c)	136,376	$15,328,663
Monolithic Power Systems, Inc.	38,057	28,896,680
NVIDIA Corp.	1,178,534	156,462,174
SiTime Corp.(b)(c)	83,239	14,068,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	278,904	53,142,368
		392,942,462
Systems Software–11.91%
CyberArk Software Ltd.(b)	76,716	21,213,509
Microsoft Corp.	202,658	82,350,078
Monday.com Ltd.(b)	62,321	18,314,272
OneStream, Inc.(b)	114,326	3,374,904
Palo Alto Networks, Inc.(b)	45,752	16,485,818
SentinelOne, Inc., Class A(b)(c)	665,777	17,170,389
ServiceNow, Inc.(b)	48,188	44,958,922
		203,867,892
Technology Hardware, Storage & Peripherals–5.19%
Apple, Inc.	393,254	88,840,011
Trading Companies & Distributors–1.16%
United Rentals, Inc.	24,454	19,876,211
Total Common Stocks & Other Equity Interests (Cost $1,036,345,141)		1,696,771,143
Shares		Value
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	5,459,416	$5,459,416
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	10,567,565	10,567,565
Total Money Market Funds (Cost $16,026,981)		16,026,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,052,372,122)		1,712,798,124
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.54%
Invesco Private Government Fund, 4.84%(d)(e)(f)	25,705,660	25,705,660
Invesco Private Prime Fund, 4.99%(d)(e)(f)	51,959,451	51,975,039
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,680,699)		77,680,699
TOTAL INVESTMENTS IN SECURITIES–104.61% (Cost $1,130,052,821)		1,790,478,823
OTHER ASSETS LESS LIABILITIES—(4.61)%		(78,839,297)
NET ASSETS–100.00%		$1,711,639,526
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,675,266	$97,321,518	$(99,537,368)	$-	$-	$5,459,416	$184,681
Invesco Liquid Assets Portfolio, Institutional Class	5,910,731	28,425,980	(34,336,963)	(428)	680	-	65,260
Invesco Treasury Portfolio, Institutional Class	8,771,733	157,789,919	(155,994,087)	-	-	10,567,565	291,619
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,817,034	150,727,405	(137,838,779)	-	-	25,705,660	331,412*
Invesco Private Prime Fund	32,965,581	267,463,332	(248,454,108)	2,162	(1,928)	51,975,039	869,396*
Total	$68,140,345	$701,728,154	$(676,161,305)	$1,734	$(1,248)	$93,707,680	$1,742,368

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Technology Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,036,345,141)*	$1,696,771,143
Investments in affiliated money market funds, at value (Cost $93,707,680)	93,707,680
Foreign currencies, at value (Cost $524)	516
Receivable for:
Investments sold	1,255
Fund shares sold	464,243
Dividends	226,256
Investment for trustee deferred compensation and retirement plans	177,030
Other assets	61,156
Total assets	1,791,409,279
Liabilities:
Payable for:
Fund shares reacquired	1,024,875
Collateral upon return of securities loaned	77,680,699
Accrued fees to affiliates	772,210
Accrued trustees’ and officers’ fees and benefits	2,359
Accrued other operating expenses	100,932
Trustee deferred compensation and retirement plans	188,678
Total liabilities	79,769,753
Net assets applicable to shares outstanding	$1,711,639,526
Net assets consist of:
Shares of beneficial interest	$830,158,589
Distributable earnings	881,480,937
$1,711,639,526
Net Assets:
Class A	$953,101,995
Class C	$48,909,386
Class Y	$60,003,705
Investor Class	$643,817,762
Class R5	$1,219,073
Class R6	$4,587,605
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,914,425
Class C	1,199,319
Class Y	899,393
Investor Class	10,081,180
Class R5	14,413
Class R6	54,030
Class A:
Net asset value per share	$63.90
Maximum offering price per share (Net asset value of $63.90 ÷ 94.50%)	$67.62
Class C:
Net asset value and offering price per share	$40.78
Class Y:
Net asset value and offering price per share	$66.72
Investor Class:
Net asset value and offering price per share	$63.86
Class R5:
Net asset value and offering price per share	$84.58
Class R6:
Net asset value and offering price per share	$84.91

*	At October 31, 2024, securities with an aggregate value of $73,505,519 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Technology Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $74,624)	$2,894,719
Dividends from affiliated money market funds (includes net securities lending income of $99,550)	641,110
Total investment income	3,535,829
Expenses:
Advisory fees	5,009,180
Administrative services fees	123,935
Custodian fees	7,751
Distribution fees:
Class A	1,146,920
Class C	238,758
Investor Class	468,468
Transfer agent fees— A, C, Y and Investor	1,141,380
Transfer agent fees — R5	498
Transfer agent fees — R6	574
Trustees’ and officers’ fees and benefits	19,652
Registration and filing fees	50,665
Reports to shareholders	63,130
Professional services fees	39,586
Other	16,242
Total expenses	8,326,739
Less: Fees waived and/or expense offset arrangement(s)	(54,713)
Net expenses	8,272,026
Net investment income (loss)	(4,736,197)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	101,497,831
Affiliated investment securities	(1,248)
101,496,583
Change in net unrealized appreciation of:
Unaffiliated investment securities	122,137,686
Affiliated investment securities	1,734
Foreign currencies	1,844
122,141,264
Net realized and unrealized gain	223,637,847
Net increase in net assets resulting from operations	$218,901,650
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Technology Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income (loss)	$(4,736,197)	$(7,663,347)
Net realized gain	101,496,583	164,979,228
Change in net unrealized appreciation	122,141,264	279,304,567
Net increase in net assets resulting from operations	218,901,650	436,620,448
Distributions to shareholders from distributable earnings:
Class A	—	(6,204,547)
Class C	—	(487,678)
Class Y	—	(341,371)
Investor Class	—	(4,379,528)
Class R5	—	(3,465)
Class R6	—	(23,855)
Total distributions from distributable earnings	—	(11,440,444)
Share transactions–net:
Class A	(19,457,698)	18,962,945
Class C	(1,176,744)	3,386,005
Class Y	(194,751)	5,529,664
Investor Class	(22,396,436)	(28,250,983)
Class R5	328,014	129,580
Class R6	(9,185)	581,752
Net increase (decrease) in net assets resulting from share transactions	(42,906,800)	338,963
Net increase in net assets	175,994,850	425,518,967
Net assets:
Beginning of period	1,535,644,676	1,110,125,709
End of period	$1,711,639,526	$1,535,644,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Technology Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$55.86	$(0.18)	$8.22	$8.04	$—	$63.90	14.39%	$953,102	1.02%(d)	1.03%(d)	(0.60)%(d)	64%
Year ended 04/30/24	40.36	(0.29)	16.20	15.91	(0.41)	55.86	39.51	851,380	1.07	1.08	(0.58)	95
Year ended 04/30/23	44.73	(0.17)	(3.63)	(3.80)	(0.57)	40.36	(8.37)	600,500	1.13	1.13	(0.43)	142
Year ended 04/30/22	72.50	(0.49)	(10.69)	(11.18)	(16.59)	44.73	(20.67)	695,429	1.02	1.02	(0.75)	95
Year ended 04/30/21	50.35	(0.46)	27.38	26.92	(4.77)	72.50	54.37	927,620	1.10	1.10	(0.71)	59
Year ended 04/30/20	49.68	(0.29)	5.71	5.42	(4.75)	50.35	11.31	572,351	1.19	1.19	(0.58)	38
Class C
Six months ended 10/31/24	35.78	(0.26)	5.26	5.00	—	40.78	13.98(e)	48,909	1.76(d)(e)	1.77(d)(e)	(1.34)(d)(e)	64
Year ended 04/30/24	26.16	(0.43)	10.46	10.03	(0.41)	35.78	38.47	44,012	1.82	1.83	(1.33)	95
Year ended 04/30/23	29.46	(0.31)	(2.42)	(2.73)	(0.57)	26.16	(9.08)	29,413	1.88	1.88	(1.18)	142
Year ended 04/30/22	53.59	(0.68)	(6.86)	(7.54)	(16.59)	29.46	(21.24)(e)	37,022	1.74(e)	1.74(e)	(1.47)(e)	95
Year ended 04/30/21	38.38	(0.72)	20.70	19.98	(4.77)	53.59	53.20(e)	56,566	1.84(e)	1.84(e)	(1.45)(e)	59
Year ended 04/30/20	39.21	(0.51)	4.43	3.92	(4.75)	38.38	10.47	32,723	1.94	1.94	(1.33)	38
Class Y
Six months ended 10/31/24	58.24	(0.11)	8.59	8.48	—	66.72	14.56	60,004	0.77(d)	0.78(d)	(0.35)(d)	64
Year ended 04/30/24	41.97	(0.18)	16.86	16.68	(0.41)	58.24	39.83	52,613	0.82	0.83	(0.33)	95
Year ended 04/30/23	46.37	(0.07)	(3.76)	(3.83)	(0.57)	41.97	(8.14)	33,882	0.88	0.88	(0.18)	142
Year ended 04/30/22	74.39	(0.34)	(11.09)	(11.43)	(16.59)	46.37	(20.46)	46,149	0.77	0.77	(0.50)	95
Year ended 04/30/21	51.45	(0.31)	28.02	27.71	(4.77)	74.39	54.75	62,294	0.85	0.85	(0.46)	59
Year ended 04/30/20	50.55	(0.17)	5.82	5.65	(4.75)	51.45	11.57	36,341	0.94	0.94	(0.33)	38
Investor Class
Six months ended 10/31/24	55.80	(0.15)	8.21	8.06	—	63.86	14.44	643,818	0.92(d)	0.93(d)	(0.50)(d)	64
Year ended 04/30/24	40.27	(0.24)	16.18	15.94	(0.41)	55.80	39.67(f)	582,882	0.96(f)	0.97(f)	(0.47)(f)	95
Year ended 04/30/23	44.58	(0.12)	(3.62)	(3.74)	(0.57)	40.27	(8.26)(f)	443,544	1.00(f)	1.00(f)	(0.30)(f)	142
Year ended 04/30/22	72.24	(0.42)	(10.65)	(11.07)	(16.59)	44.58	(20.59)(f)	514,752	0.91(f)	0.91(f)	(0.64)(f)	95
Year ended 04/30/21	50.13	(0.39)	27.27	26.88	(4.77)	72.24	54.53(f)	698,143	1.00(f)	1.00(f)	(0.61)(f)	59
Year ended 04/30/20	49.44	(0.24)	5.68	5.44	(4.75)	50.13	11.41(f)	483,563	1.09(f)	1.09(f)	(0.48)(f)	38
Class R5
Six months ended 10/31/24	73.83	(0.13)	10.88	10.75	—	84.58	14.56	1,219	0.74(d)	0.74(d)	(0.32)(d)	64
Year ended 04/30/24	53.08	(0.19)	21.35	21.16	(0.41)	73.83	39.93	753	0.77	0.77	(0.28)	95
Year ended 04/30/23	58.42	(0.05)	(4.72)	(4.77)	(0.57)	53.08	(8.07)	453	0.79	0.79	(0.09)	142
Year ended 04/30/22	89.51	(0.38)	(14.12)	(14.50)	(16.59)	58.42	(20.43)	520	0.72	0.72	(0.45)	95
Year ended 04/30/21	61.17	(0.32)	33.43	33.11	(4.77)	89.51	54.88	794	0.77	0.77	(0.38)	59
Year ended 04/30/20	59.18	(0.12)	6.86	6.74	(4.75)	61.17	11.74	267	0.81	0.81	(0.20)	38
Class R6
Six months ended 10/31/24	74.09	(0.10)	10.92	10.82	—	84.91	14.60	4,588	0.67(d)	0.67(d)	(0.25)(d)	64
Year ended 04/30/24	53.22	(0.14)	21.42	21.28	(0.41)	74.09	40.05	4,003	0.70	0.70	(0.21)	95
Year ended 04/30/23	58.54	(0.01)	(4.74)	(4.75)	(0.57)	53.22	(8.02)	2,334	0.72	0.72	(0.02)	142
Year ended 04/30/22	89.60	(0.32)	(14.15)	(14.47)	(16.59)	58.54	(20.37)	1,460	0.65	0.65	(0.38)	95
Year ended 04/30/21	61.21	(0.29)	33.45	33.16	(4.77)	89.60	54.93	1,647	0.74	0.74	(0.35)	59
Year ended 04/30/20	59.20	(0.10)	6.86	6.76	(4.75)	61.21	11.77	545	0.77	0.77	(0.16)	38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $50,768,823 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Technology Sector Fund into the Fund.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the six months ended October 31, 2024 and the years ended April 30, 2022 and 2021, respectively.
(f)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.15%, 0.14%, 0.12%, 0.14%, 0.15% and 0.15% for the six months ended October 31, 2024 and the years ended April 30, 2024, 2023, 2022, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Technology Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
8	Invesco Technology Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
9	Invesco Technology Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $8,424 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.640%
Next $1 billion	0.520%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.60%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and
10	Invesco Technology Fund

Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $12,013.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $84,328 in front-end sales commissions from the sale of Class A shares and $154 and $1,125 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $32,787 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,696,771,143	$—	$—	$1,696,771,143
Money Market Funds	16,026,981	77,680,699	—	93,707,680
Total Investments	$1,712,798,124	$77,680,699	$—	$1,790,478,823
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $42,700.
11	Invesco Technology Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $1,049,137,985 and $1,091,581,629, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$664,089,709
Aggregate unrealized (depreciation) of investments	(7,143,623)
Net unrealized appreciation of investments	$656,946,086
Cost of investments for tax purposes is $1,133,532,737.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	707,083	$43,181,348	2,275,560	$114,680,147
Class C	141,442	5,497,555	472,700	15,378,591
Class Y	131,742	8,247,663	372,908	20,170,829
Investor Class	115,923	6,962,795	351,058	17,420,207
Class R5	4,275	333,421	2,621	193,118
Class R6	7,634	619,960	34,945	2,224,268
Issued as reinvestment of dividends:
Class A	-	-	113,581	5,864,120
Class C	-	-	14,337	475,541
Class Y	-	-	5,629	302,794
Investor Class	-	-	79,533	4,099,933
Class R5	-	-	46	3,103
Class R6	-	-	308	21,047
Automatic conversion of Class C shares to Class A shares:
Class A	33,351	2,055,203	90,608	4,639,814
Class C	(52,176)	(2,055,203)	(140,700)	(4,639,814)
12	Invesco Technology Fund

	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,067,622)	$(64,694,249)	(2,116,553)	$(106,221,136)
Class C	(119,960)	(4,619,096)	(240,558)	(7,828,313)
Class Y	(135,675)	(8,442,414)	(282,598)	(14,943,959)
Investor Class	(481,483)	(29,359,231)	(997,477)	(49,771,123)
Class R5	(67)	(5,407)	(994)	(66,641)
Class R6	(7,638)	(629,145)	(25,066)	(1,663,563)
Net increase (decrease) in share activity	(723,171)	$(42,906,800)	9,888	$338,963

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P North American Technology Sector Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund underwent a portfolio management team change and investment process change in November 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized
14	Invesco Technology Fund

that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Technology Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-TEC-NCSRS

Semi-Annual Financial Statements and Other Information	October 31, 2024
Invesco Value Opportunities Fund
Nasdaq:
A: VVOAX ■ C: VVOCX ■ R: VVORX ■ Y: VVOIX ■ R5: VVONX ■ R6: VVOSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.82%
Aerospace & Defense–1.83%
Leonardo S.p.A. (Italy)	3,230,300	$76,996,788
Agricultural & Farm Machinery–0.75%
AGCO Corp.(b)	317,000	31,649,280
Application Software–1.54%
AppLovin Corp., Class A(c)	383,800	65,011,882
Automotive Parts & Equipment–0.45%
Dana, Inc.	2,460,468	18,871,790
Biotechnology–1.52%
Amicus Therapeutics, Inc.(c)	1,079,600	12,329,032
Apellis Pharmaceuticals, Inc.(b)(c)	232,800	6,346,128
Ascendis Pharma A/S, ADR (Denmark)(c)	84,200	10,341,444
Ionis Pharmaceuticals, Inc.(b)(c)	296,500	11,382,635
Neurocrine Biosciences, Inc.(c)	89,800	10,800,246
Ultragenyx Pharmaceutical, Inc.(c)	249,300	12,711,807
		63,911,292
Coal & Consumable Fuels–2.28%
Cameco Corp. (Canada)	1,837,544	95,956,548
Communications Equipment–3.61%
Lumentum Holdings, Inc.(c)	2,384,537	152,300,378
Construction & Engineering–3.86%
AECOM	649,826	69,401,417
MasTec, Inc.(b)(c)	760,800	93,494,712
		162,896,129
Construction Machinery & Heavy Transportation Equipment– 0.96%
Oshkosh Corp.	396,146	40,501,967
Copper–1.91%
Freeport-McMoRan, Inc.	1,788,700	80,527,274
Diversified Banks–2.05%
U.S. Bancorp	1,792,900	86,614,999
Diversified Chemicals–1.17%
Huntsman Corp.	2,252,200	49,548,400
Diversified Metals & Mining–2.67%
Anglo American PLC (South Africa)	1,111,600	34,460,064
Teck Resources Ltd., Class B (Canada)	1,677,700	77,996,273
		112,456,337
Electric Utilities–2.86%
NRG Energy, Inc.	1,335,900	120,765,360
Electrical Components & Equipment–3.77%
Vertiv Holdings Co., Class A	1,454,406	158,952,032
Electronic Components–4.41%
Coherent Corp.(c)	2,009,944	185,799,223
Shares		Value
Fertilizers & Agricultural Chemicals–1.51%
Corteva, Inc.	698,400	$42,546,528
Mosaic Co. (The)	795,400	21,284,904
		63,831,432
Food Distributors–0.74%
Performance Food Group Co.(c)	385,854	31,350,637
Gold–3.50%
Agnico Eagle Mines Ltd. (Canada)	1,081,170	93,294,159
Newmont Corp.	1,192,900	54,205,376
		147,499,535
Health Care Services–0.36%
Fresenius Medical Care AG (Germany)	386,200	15,117,784
Hotels, Resorts & Cruise Lines–3.45%
Expedia Group, Inc.(c)	807,300	126,189,063
Travel + Leisure Co.	402,532	19,245,055
		145,434,118
Human Resource & Employment Services–0.53%
ManpowerGroup, Inc.	358,604	22,538,261
Industrial Machinery & Supplies & Components–1.33%
Chart Industries, Inc.(b)(c)	466,300	56,291,736
Insurance Brokers–1.95%
Willis Towers Watson PLC	271,800	82,135,242
Integrated Oil & Gas–0.88%
Cenovus Energy, Inc. (Canada)	2,321,200	37,301,684
Investment Banking & Brokerage–1.61%
Goldman Sachs Group, Inc. (The)	131,200	67,934,048
IT Consulting & Other Services–1.43%
EPAM Systems, Inc.(c)	319,900	60,349,135
Life & Health Insurance–2.22%
Globe Life, Inc.	885,000	93,456,000
Life Sciences Tools & Services–1.97%
Avantor, Inc.(c)	3,706,000	82,903,220
Managed Health Care–3.21%
Centene Corp.(b)(c)	1,372,621	85,459,383
Molina Healthcare, Inc.(c)	154,700	49,692,734
		135,152,117
Oil & Gas Exploration & Production–3.92%
Antero Resources Corp.(c)	800,500	20,716,940
ARC Resources Ltd. (Canada)	2,732,400	45,253,811
EQT Corp.	1,013,700	37,040,598
Expand Energy Corp.(b)	501,586	42,494,366
Murphy Oil Corp.	623,300	19,621,484
		165,127,199
Oil & Gas Refining & Marketing–0.40%
Phillips 66	137,400	16,738,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Storage & Transportation–0.32%
New Fortress Energy, Inc.(b)	1,601,250	$13,466,513
Paper & Plastic Packaging Products & Materials–0.67%
Sealed Air Corp.	781,000	28,256,580
Pharmaceuticals–0.74%
Axsome Therapeutics, Inc.(b)(c)	173,700	15,464,511
Intra-Cellular Therapies, Inc.(c)	184,900	15,670,275
		31,134,786
Regional Banks–10.32%
Citizens Financial Group, Inc.	1,780,600	74,998,872
Huntington Bancshares, Inc.	6,443,899	100,460,385
Pinnacle Financial Partners, Inc.	821,600	86,637,720
Webster Financial Corp.	1,205,632	62,451,738
Western Alliance Bancorporation	1,327,900	110,494,559
		435,043,274
Research & Consulting Services–4.75%
Amentum Holdings, Inc.(c)	1,632,900	48,562,446
Jacobs Solutions, Inc.	460,600	64,751,148
KBR, Inc.	1,299,300	87,066,093
		200,379,687
Semiconductor Materials & Equipment–4.24%
Lam Research Corp.	516,300	38,386,905
MKS Instruments, Inc.(b)	597,223	59,322,161
Onto Innovation, Inc.(c)	408,100	80,938,473
		178,647,539
Semiconductors–4.34%
Marvell Technology, Inc.	1,158,500	92,807,435
Rambus, Inc.(c)	1,526,264	72,985,944
STMicroelectronics N.V., New York Shares (Singapore)	626,000	16,989,640
		182,783,019
Silver–1.40%
Pan American Silver Corp. (Canada)	2,523,672	59,079,162
Shares		Value
Trading Companies & Distributors–4.23%
Air Lease Corp., Class A	1,329,000	$58,941,150
Beacon Roofing Supply, Inc.(c)	433,300	39,893,931
WESCO International, Inc.	414,500	79,571,565
		178,406,646
Transaction & Payment Processing Services–3.16%
Fidelity National Information Services, Inc.	1,484,600	133,213,158
Total Common Stocks & Other Equity Interests (Cost $3,221,868,426)		4,166,330,259
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e)	20,605,127	20,605,127
Invesco Treasury Portfolio, Institutional Class, 4.73%(d)(e)	38,129,532	38,129,532
Total Money Market Funds (Cost $58,734,658)		58,734,659
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $3,280,603,084)		4,225,064,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.48%
Invesco Private Government Fund, 4.84%(d)(e)(f)	52,325,446	52,325,446
Invesco Private Prime Fund, 4.99%(d)(e)(f)	136,383,781	136,424,696
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,751,466)		188,750,142
TOTAL INVESTMENTS IN SECURITIES–104.69% (Cost $3,469,354,550)		4,413,815,060
OTHER ASSETS LESS LIABILITIES—(4.69)%		(197,935,033)
NET ASSETS–100.00%		$4,215,880,027
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,732	$157,488,261	$(155,154,866)	$-	$-	$20,605,127	$699,701
Invesco Liquid Assets Portfolio, Institutional Class	12,914,118	42,204,106	(55,118,210)	149	(163)	-	231,824
Invesco Treasury Portfolio, Institutional Class	20,881,981	281,855,309	(264,607,758)	-	-	38,129,532	1,067,419
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Value Opportunities Fund

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$59,695,901	$321,517,978	$(328,888,433)	$-	$-	$52,325,446	$1,438,146*
Invesco Private Prime Fund	153,531,017	658,361,577	(675,471,916)	8,026	(4,008)	136,424,696	3,870,535*
Total	$265,294,749	$1,461,427,231	$(1,479,241,183)	$8,175	$(4,171)	$247,484,801	$7,307,625

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Value Opportunities Fund

Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $3,221,868,426)*	$4,166,330,259
Investments in affiliated money market funds, at value (Cost $247,486,124)	247,484,801
Foreign currencies, at value (Cost $292,388)	289,671
Receivable for:
Fund shares sold	2,922,983
Dividends	2,165,069
Investment for trustee deferred compensation and retirement plans	718,693
Other assets	83,018
Total assets	4,419,994,494
Liabilities:
Payable for:
Investments purchased	9,107,290
Fund shares reacquired	3,780,899
Collateral upon return of securities loaned	188,751,466
Accrued fees to affiliates	1,572,738
Accrued trustees’ and officers’ fees and benefits	3,545
Accrued other operating expenses	51,350
Trustee deferred compensation and retirement plans	847,179
Total liabilities	204,114,467
Net assets applicable to shares outstanding	$4,215,880,027
Net assets consist of:
Shares of beneficial interest	$3,007,203,881
Distributable earnings	1,208,676,146
$4,215,880,027
Net Assets:
Class A	$2,712,698,930
Class C	$64,670,968
Class R	$90,137,018
Class Y	$689,197,527
Class R5	$20,461,533
Class R6	$638,714,051
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	123,640,557
Class C	3,292,106
Class R	4,195,718
Class Y	31,160,561
Class R5	914,987
Class R6	28,489,146
Class A:
Net asset value per share	$21.94
Maximum offering price per share (Net asset value of $21.94 ÷ 94.50%)	$23.22
Class C:
Net asset value and offering price per share	$19.64
Class R:
Net asset value and offering price per share	$21.48
Class Y:
Net asset value and offering price per share	$22.12
Class R5:
Net asset value and offering price per share	$22.36
Class R6:
Net asset value and offering price per share	$22.42

*	At October 31, 2024, securities with an aggregate value of $181,886,610 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Value Opportunities Fund

Statement of Operations
For the six months ended October 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $839,617)	$25,113,688
Dividends from affiliated money market funds (includes net securities lending income of $355,245)	2,354,189
Total investment income	27,467,877
Expenses:
Advisory fees	11,756,199
Administrative services fees	267,104
Custodian fees	15,645
Distribution fees:
Class A	3,248,855
Class C	313,348
Class R	215,084
Transfer agent fees— A, C, R and Y	2,210,454
Transfer agent fees — R5	9,557
Transfer agent fees — R6	71,139
Trustees’ and officers’ fees and benefits	44,534
Registration and filing fees	64,293
Reports to shareholders	148,734
Professional services fees	40,899
Other	26,881
Total expenses	18,432,726
Less: Fees waived and/or expense offset arrangement(s)	(95,824)
Net expenses	18,336,902
Net investment income	9,130,975
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	231,595,016
Affiliated investment securities	(4,171)
Foreign currencies	20,608
Forward foreign currency contracts	(2,813,926)
228,797,527
Change in net unrealized appreciation of:
Unaffiliated investment securities	228,956,597
Affiliated investment securities	8,175
Foreign currencies	9,266
Forward foreign currency contracts	434,669
229,408,707
Net realized and unrealized gain	458,206,234
Net increase in net assets resulting from operations	$467,337,209
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Value Opportunities Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)
	October 31, 2024	April 30, 2024
Operations:
Net investment income	$9,130,975	$18,772,001
Net realized gain	228,797,527	181,551,486
Change in net unrealized appreciation	229,408,707	621,209,192
Net increase in net assets resulting from operations	467,337,209	821,532,679
Distributions to shareholders from distributable earnings:
Class A	—	(51,372,437)
Class C	—	(1,462,833)
Class R	—	(1,736,109)
Class Y	—	(7,341,891)
Class R5	—	(220,685)
Class R6	—	(7,718,078)
Total distributions from distributable earnings	—	(69,852,033)
Share transactions–net:
Class A	(61,188,214)	(159,564,572)
Class C	(2,327,954)	(14,054,637)
Class R	(882,255)	(7,729,602)
Class Y	204,610,196	61,836,823
Class R5	1,627,659	4,261,287
Class R6	44,653,200	110,226,064
Net increase (decrease) in net assets resulting from share transactions	186,492,632	(5,024,637)
Net increase in net assets	653,829,841	746,656,009
Net assets:
Beginning of period	3,562,050,186	2,815,394,177
End of period	$4,215,880,027	$3,562,050,186
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Value Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/24	$19.45	$0.04	$2.45	$2.49	$—	$—	$—	$21.94	12.80%	$2,712,699	1.02%(d)	1.02%(d)	0.40%(d)	17%
Year ended 04/30/24	15.23	0.10	4.53	4.63	(0.04)	(0.37)	(0.41)	19.45	30.70	2,462,837	1.07	1.07	0.57	47
Year ended 04/30/23	16.52	0.18	0.07	0.25	(0.12)	(1.42)	(1.54)	15.23	1.09	2,074,880	1.08	1.08	1.12	70
Year ended 04/30/22	17.34	0.08	0.60	0.68	(0.10)	(1.40)	(1.50)	16.52	4.01	739,860	1.11	1.11	0.44	65
Year ended 04/30/21	9.44	0.06	7.87	7.93	(0.03)	—	(0.03)	17.34	84.15	726,801	1.22	1.22	0.45	62
Year ended 04/30/20	12.84	0.03	(3.18)(e)	(3.15)	—	(0.25)	(0.25)	9.44	(25.02)(e)	440,826	1.21	1.21	0.27	41
Class C
Six months ended 10/31/24	17.48	(0.03)	2.19	2.16	—	—	—	19.64	12.36	64,671	1.77(d)	1.77(d)	(0.35)(d)	17
Year ended 04/30/24	13.82	(0.02)	4.09	4.07	(0.04)	(0.37)	(0.41)	17.48	29.77(f)	59,750	1.79(f)	1.79(f)	(0.15)(f)	47
Year ended 04/30/23	15.14	0.06	0.06	0.12	(0.02)	(1.42)	(1.44)	13.82	0.37(f)	60,082	1.80(f)	1.80(f)	0.40(f)	70
Year ended 04/30/22	16.04	(0.05)	0.55	0.50	—	(1.40)	(1.40)	15.14	3.16	16,682	1.86	1.86	(0.31)	65
Year ended 04/30/21	8.77	(0.02)	7.29	7.27	—	—	—	16.04	82.90(f)	12,906	1.89(f)	1.89(f)	(0.22)(f)	62
Year ended 04/30/20	12.02	(0.04)	(2.96)(e)	(3.00)	—	(0.25)	(0.25)	8.77	(25.48)(e)(f)	10,107	1.85(f)	1.85(f)	(0.37)(f)	41
Class R
Six months ended 10/31/24	19.07	0.02	2.39	2.41	—	—	—	21.48	12.64	90,137	1.27(d)	1.27(d)	0.15(d)	17
Year ended 04/30/24	14.97	0.05	4.46	4.51	(0.04)	(0.37)	(0.41)	19.07	30.43	80,905	1.32	1.32	0.32	47
Year ended 04/30/23	16.27	0.14	0.06	0.20	(0.08)	(1.42)	(1.50)	14.97	0.82	70,744	1.33	1.33	0.87	70
Year ended 04/30/22	17.09	0.03	0.60	0.63	(0.05)	(1.40)	(1.45)	16.27	3.73	12,018	1.36	1.36	0.19	65
Year ended 04/30/21	9.31	0.03	7.75	7.78	—	—	—	17.09	83.57	10,385	1.47	1.47	0.20	62
Year ended 04/30/20	12.69	0.00	(3.13)(e)	(3.13)	—	(0.25)	(0.25)	9.31	(25.16)(e)	6,362	1.46	1.46	0.02	41
Class Y
Six months ended 10/31/24	19.59	0.07	2.46	2.53	—	—	—	22.12	12.91	689,198	0.77(d)	0.77(d)	0.65(d)	17
Year ended 04/30/24	15.29	0.14	4.57	4.71	(0.04)	(0.37)	(0.41)	19.59	31.11	418,662	0.82	0.82	0.82	47
Year ended 04/30/23	16.58	0.22	0.07	0.29	(0.16)	(1.42)	(1.58)	15.29	1.33	276,929	0.83	0.83	1.37	70
Year ended 04/30/22	17.42	0.12	0.61	0.73	(0.17)	(1.40)	(1.57)	16.58	4.25	123,154	0.86	0.86	0.69	65
Year ended 04/30/21	9.49	0.09	7.91	8.00	(0.07)	—	(0.07)	17.42	84.48	81,115	0.97	0.97	0.70	62
Year ended 04/30/20	12.86	0.06	(3.18)(e)	(3.12)	—	(0.25)	(0.25)	9.49	(24.74)(e)	23,760	0.96	0.96	0.52	41
Class R5
Six months ended 10/31/24	19.80	0.07	2.49	2.56	—	—	—	22.36	12.93	20,462	0.74(d)	0.74(d)	0.68(d)	17
Year ended 04/30/24	15.45	0.15	4.61	4.76	(0.04)	(0.37)	(0.41)	19.80	31.11	16,560	0.76	0.76	0.88	47
Year ended 04/30/23	16.74	0.22	0.08	0.30	(0.17)	(1.42)	(1.59)	15.45	1.37	9,322	0.78	0.78	1.42	70
Year ended 04/30/22	17.58	0.13	0.62	0.75	(0.19)	(1.40)	(1.59)	16.74	4.35	311	0.81	0.81	0.74	65
Year ended 04/30/21	9.58	0.11	7.98	8.09	(0.09)	—	(0.09)	17.58	84.70	714	0.84	0.84	0.83	62
Year ended 04/30/20	12.95	0.08	(3.20)(e)	(3.12)	—	(0.25)	(0.25)	9.58	(24.57)(e)	406	0.80	0.80	0.68	41
Class R6
Six months ended 10/31/24	19.84	0.08	2.50	2.58	—	—	—	22.42	13.00	638,714	0.66(d)	0.66(d)	0.76(d)	17
Year ended 04/30/24	15.47	0.16	4.62	4.78	(0.04)	(0.37)	(0.41)	19.84	31.20	523,336	0.69	0.69	0.95	47
Year ended 04/30/23	16.75	0.24	0.08	0.32	(0.18)	(1.42)	(1.60)	15.47	1.50	323,438	0.71	0.71	1.49	70
Year ended 04/30/22	17.60	0.14	0.62	0.76	(0.21)	(1.40)	(1.61)	16.75	4.38	238,636	0.74	0.74	0.81	65
Year ended 04/30/21	9.59	0.11	8.00	8.11	(0.10)	—	(0.10)	17.60	84.81	47,501	0.78	0.78	0.89	62
Year ended 04/30/20	12.97	0.09	(3.22)(e)	(3.13)	—	(0.25)	(0.25)	9.59	(24.61)(e)	25,226	0.75	0.75	0.73	41

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2023, the portfolio turnover calculation excludes the value of securities purchased of $1,658,856,812 in connection with the acquisition of Invesco American Value Fund into the Fund.
(d)	Annualized.
(e)	Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(3.28), $(3.06), $(3.23), $(3.28), $(3.30) and $(3.32) for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Total returns would have been lower.
(f)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97%, 0.97%, 0.92% and 0.89% for the years ended April 30, 2024, 2023, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Value Opportunities Fund

Notes to Financial Statements
October 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Value Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10	Invesco Value Opportunities Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, the Fund paid the Adviser $27,225 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.610%
Next $3.5 billion	0.560%
Next $4 billion	0.545%
Over $10 billion	0.520%
For the six months ended October 31, 2024, the effective advisory fee rate incurred by the Fund was 0.61%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
11	Invesco Value Opportunities Fund

 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2024, the Adviser waived advisory fees of $40,074.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2024, IDI advised the Fund that IDI retained $110,408 in front-end sales commissions from the sale of Class A shares and $2,913 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2024, the Fund incurred $23,178 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,039,755,623	$126,574,636	$—	$4,166,330,259
Money Market Funds	58,734,659	188,750,142	—	247,484,801
Total Investments	$4,098,490,282	$315,324,778	$—	$4,413,815,060
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2024.
12	Invesco Value Opportunities Fund

Effect of Derivative Investments for the six months ended October 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,813,926)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	434,669
Total	$(2,379,257)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$187,246,035
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $55,750.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,455,533	$—	$77,455,533
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2024 was $864,973,469 and $663,524,241, respectively. As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,088,535,380
Aggregate unrealized (depreciation) of investments	(156,506,897)
Net unrealized appreciation of investments	$932,028,483
Cost of investments for tax purposes is $3,481,786,577.
13	Invesco Value Opportunities Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2024(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,040,139	$103,742,734	6,858,809	$117,865,341
Class C	341,210	6,304,869	465,320	7,232,957
Class R	431,922	8,695,133	699,064	11,798,297
Class Y	12,194,949	254,941,949	10,247,832	182,551,876
Class R5	213,894	4,431,021	537,593	9,432,554
Class R6	4,765,151	101,172,072	11,148,631	208,838,095
Issued as reinvestment of dividends:
Class A	-	-	2,919,638	50,071,797
Class C	-	-	93,320	1,441,793
Class R	-	-	103,034	1,734,067
Class Y	-	-	382,537	6,598,765
Class R5	-	-	12,490	217,702
Class R6	-	-	440,916	7,702,809
Automatic conversion of Class C shares to Class A shares:
Class A	153,537	3,195,580	462,032	7,972,289
Class C	(171,178)	(3,195,580)	(511,768)	(7,972,289)
Reacquired:
Class A	(8,160,452)	(168,126,528)	(19,857,286)	(335,473,999)
Class C	(295,546)	(5,437,243)	(975,969)	(14,757,098)
Class R	(478,478)	(9,577,388)	(1,284,000)	(21,261,966)
Class Y	(2,410,725)	(50,331,753)	(7,360,175)	(127,313,818)
Class R5	(135,324)	(2,803,362)	(317,128)	(5,388,969)
Class R6	(2,651,231)	(56,518,872)	(6,120,835)	(106,314,840)
Net increase (decrease) in share activity	8,837,868	$186,492,632	(2,055,945)	$(5,024,637)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Value Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
15	Invesco Value Opportunities Fund

performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Value Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Value Opportunities Fund

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SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-VOPP-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Sector Funds (Invesco Sector Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: January 3, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:January 3, 2025